UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	07-31-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
July 31, 2016

Emerging Markets Debt Fund - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 82.4%
Argentina — 4.0%
Arcor SAIC, 6.00%, 7/6/23(1)	200,000	209,456
Cablevision SA, 6.50%, 6/15/21(1)	500,000	516,250
YPF SA, 8.75%, 4/4/24	250,000	267,875
YPF SA, 8.50%, 3/23/21(1)	200,000	215,000
		1,208,581
Bangladesh — 0.7%
Banglalink Digital Communications Ltd., 8.625%, 5/6/19	200,000	214,080
Brazil — 9.0%
Braskem Finance Ltd., 6.45%, 2/3/24	200,000	209,500
Braskem Finance Ltd., 5.375%, 5/2/22	200,000	204,500
Cia Brasileira de Aluminio, 4.75%, 6/17/24	200,000	189,500
ESAL GmbH, 6.25%, 2/5/23	200,000	197,000
Globo Comunicacao e Participacoes SA, 4.875%, 4/11/22	300,000	312,000
Marfrig Holdings Europe BV, 8.00%, 6/8/23(1)	200,000	205,940
Petrobras Global Finance BV, 5.375%, 1/27/21	700,000	665,875
Petrobras Global Finance BV, 8.375%, 5/23/21	500,000	529,875
Vale Overseas Ltd., 6.875%, 11/21/36	200,000	193,500
		2,707,690
Chile — 4.2%
AES Gener SA, 5.00%, 7/14/25(1)	200,000	213,960
Cencosud SA, 6.625%, 2/12/45	200,000	213,654
Inversiones CMPC SA, 4.75%, 9/15/24	200,000	212,342
SACI Falabella, 3.75%, 4/30/23	200,000	207,756
Telefonica Chile SA, 3.875%, 10/12/22	200,000	209,318
VTR Finance BV, 6.875%, 1/15/24	200,000	206,500
		1,263,530
China — 4.6%
Baidu, Inc., 2.75%, 6/9/19	200,000	204,200
China Overseas Finance Cayman V Ltd., 3.95%, 11/15/22	200,000	212,895
CITIC Ltd., 6.80%, 1/17/23	200,000	245,212
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	300,000	302,455
CRCC Yuxiang Ltd., 3.50%, 5/16/23	200,000	207,716
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	200,000	203,847
		1,376,325
Colombia — 4.0%
Banco de Bogota SA, 6.25%, 5/12/26(1)	200,000	211,500
Ecopetrol SA, 5.875%, 9/18/23	500,000	523,750
GrupoSura Finance SA, 5.50%, 4/29/26(1)	200,000	215,750
Millicom International Cellular SA, 6.625%, 10/15/21	200,000	208,701
Pacific Exploration and Production Corp., 5.375%, 1/26/19(2)(3)	100,000	17,000
Pacific Exploration and Production Corp., 7.25%, 12/12/21(2)(3)	100,000	17,000
		1,193,701
Guatemala — 0.7%
Comcel Trust via Comunicaciones Celulares SA, 6.875%, 2/6/24	200,000	209,000
Hong Kong — 2.2%
Bank of East Asia Ltd. (The), MTN, VRN, 4.25%, 11/20/19	200,000	205,243
China CITIC Bank International Ltd., MTN, 6.875%, 6/24/20	200,000	227,975

Hutchison Whampoa International 09 Ltd., 7.625%, 4/9/19	100,000	115,433
Hutchison Whampoa International 12 Ltd., VRN, 6.00%, 5/7/17	100,000	103,450
		652,101
India — 3.8%
Bharti Airtel International (Netherlands) BV, 5.125%, 3/11/23	200,000	218,940
ICICI Bank Ltd., 5.75%, 11/16/20	200,000	224,749
ICICI Bank Ltd., MTN, 4.00%, 3/18/26	200,000	206,501
ONGC Videsh Ltd., 4.625%, 7/15/24	200,000	218,298
Reliance Industries Ltd., 4.125%, 1/28/25	250,000	264,401
		1,132,889
Indonesia — 0.7%
TBG Global Pte Ltd., 5.25%, 2/10/22	200,000	206,066
Israel — 2.9%
Israel Electric Corp. Ltd., 5.00%, 11/12/24(1)	800,000	875,135
Jamaica — 1.4%
Digicel Group Ltd., 8.25%, 9/30/20	450,000	412,875
Kazakhstan — 1.7%
Halyk Savings Bank of Kazakhstan JSC, 7.25%, 5/3/17	300,000	308,813
Halyk Savings Bank of Kazakhstan JSC, 7.25%, 1/28/21	200,000	215,250
		524,063
Kuwait — 1.0%
Kuwait Projects Co., 5.00%, 3/15/23	300,000	315,731
Malaysia — 0.7%
Malayan Banking Bhd, MTN, VRN, 3.25%, 9/20/17	200,000	202,579
Mexico — 7.1%
Alfa SAB de CV, 5.25%, 3/25/24	200,000	217,000
America Movil SAB de CV, 6.375%, 3/1/35	100,000	128,189
BBVA Bancomer SA, 6.75%, 9/30/22	300,000	342,600
BBVA Bancomer SA, 4.375%, 4/10/24	200,000	212,190
Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23(1)	200,000	196,710
Grupo Televisa SAB, 5.00%, 5/13/45	200,000	203,783
Mexichem SAB de CV, 5.875%, 9/17/44	200,000	197,024
Petroleos Mexicanos, MTN, 6.875%, 8/4/26	200,000	225,000
PLA Administradora Industrial S de RL de CV, 5.25%, 11/10/22(1)	200,000	207,200
Southern Copper Corp., 5.25%, 11/8/42	100,000	93,186
Southern Copper Corp., 7.50%, 7/27/35	100,000	117,326
		2,140,208
Morocco — 1.4%
OCP SA, 5.625%, 4/25/24	200,000	217,924
OCP SA, 4.50%, 10/22/25	200,000	201,699
		419,623
Netherlands — 0.7%
GTH Finance BV, 7.25%, 4/26/23(1)	200,000	210,750
Nigeria — 0.7%
GTB Finance BV, 6.00%, 11/8/18	200,000	199,222
Panama — 0.7%
Sable International Finance Ltd., 6.875%, 8/1/22	200,000	206,000
Peru — 3.3%
Banco de Credito del Peru, VRN, 6.875%, 9/16/21	400,000	459,000
Banco Internacional del Peru SAA Interbank, VRN, 6.625%, 3/19/24	100,000	109,250
BBVA Banco Continental SA, VRN, 5.25%, 9/22/24	100,000	107,500
Corp. Financiera de Desarrollo SA, 4.75%, 2/8/22	200,000	217,000
InRetail Consumer, 5.25%, 10/10/21	100,000	104,250
		997,000

Philippines — 1.4%
Alliance Global Group (Cayman Islands), Inc., 6.50%, 8/18/17	100,000	104,396
FPT Finance Ltd., 6.375%, 9/28/20	100,000	110,981
SM Investments Corp., 4.875%, 6/10/24	200,000	214,940
		430,317
Poland — 0.7%
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, 4.63%, 9/26/22	200,000	210,626
Qatar — 4.1%
Nakilat, Inc., 6.27%, 12/31/33	215,620	246,885
Ooredoo International Finance Ltd., 3.75%, 6/22/26(1)	200,000	207,000
Ooredoo International Finance Ltd., 3.25%, 2/21/23	200,000	205,160
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.33%, 9/30/27	500,000	579,375
		1,238,420
Republic of Korea — 2.1%
Hyundai Capital America, 2.55%, 2/6/19	200,000	204,113
KEB Hana Bank, MTN, 4.375%, 9/30/24	200,000	215,255
Woori Bank, MTN, 4.75%, 4/30/24	200,000	211,916
		631,284
Russia — 5.9%
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23	400,000	420,557
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22	100,000	109,454
Gazprom OAO Via Gaz Capital SA, 4.95%, 2/6/28	400,000	390,928
Global Ports Finance plc, 6.87%, 1/25/22(1)	200,000	210,500
Lukoil International Finance BV, 6.125%, 11/9/20	200,000	216,291
Sberbank of Russia Via SB Capital SA, 5.72%, 6/16/21	200,000	214,211
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21	200,000	221,393
		1,783,334
Singapore — 2.4%
DBS Bank Ltd., VRN, 3.625%, 9/21/17	300,000	306,406
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19	200,000	209,564
United Overseas Bank Ltd., MTN, VRN, 3.75%, 9/19/19	200,000	207,756
		723,726
South Africa — 1.4%
FirstRand Bank Ltd., MTN, 4.25%, 4/30/20	200,000	205,254
Myriad International Holdings BV, 5.50%, 7/21/25(1)	200,000	214,150
		419,404
Thailand — 1.4%
Bangkok Bank PCL, 3.875%, 9/27/22	200,000	219,081
Siam Commercial Bank PCL, MTN, 3.50%, 4/7/19	200,000	208,066
		427,147
Trinidad and Tobago — 0.7%
Columbus International, Inc., 7.375%, 3/30/21	200,000	214,192
Turkey — 4.7%
Akbank TAS, 5.00%, 10/24/22	200,000	197,750
KOC Holding AS, 5.25%, 3/15/23(1)	200,000	205,000
Tupras Turkiye Petrol Rafinerileri AS, 4.125%, 5/2/18	200,000	201,079
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25(1)	200,000	203,305
Turkiye Garanti Bankasi AS, 5.25%, 9/13/22	400,000	400,450
Turkiye Garanti Bankasi AS, 4.00%, 9/13/17	200,000	201,331
		1,408,915
United Arab Emirates — 2.1%
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23	200,000	205,063
ADCB Finance Cayman Ltd., MTN, 4.50%, 3/6/23	200,000	209,459

DP World Ltd., MTN, 6.85%, 7/2/37	200,000	230,983
		645,505
TOTAL CORPORATE BONDS (Cost $23,932,257)		24,800,019
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.1%
Argentina — 0.7%
Provincia de Buenos Aires, 9.95%, 6/9/21	200,000	224,560
Indonesia — 0.7%
Indonesia Government International Bond, MTN, 4.125%, 1/15/25	200,000	212,385
Peru — 0.7%
Fondo MIVIVIENDA SA, 3.50%, 1/31/23	200,000	203,000
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $603,406)		639,945
TEMPORARY CASH INVESTMENTS — 13.8%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $3,967,906), at 0.10%, dated 7/29/16, due 8/1/16 (Delivery value $3,886,032)		3,886,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	206,060	206,060
U.S. Treasury Bills, 0.42%, 8/11/16(4)(5)	50,000	49,998
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,142,054)		4,142,058
TOTAL INVESTMENT SECURITIES — 98.3% (Cost $28,677,717)		29,582,022
OTHER ASSETS AND LIABILITIES — 1.7%		525,464
TOTAL NET ASSETS — 100.0%		$30,107,486

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
3	U.S. Treasury Long Bonds	September 2016	523,313	33,650
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
12	U.S. Treasury 10-Year Ultra Notes	September 2016	1,754,438	(62,497)

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $4,521,453, which represented 15.0% of total net assets.

(2)	Non-income producing.

(3)	Security is in default.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $19,999.

(5)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	24,800,019	—
Sovereign Governments and Agencies	—	639,945	—
Temporary Cash Investments	206,060	3,935,998	—
	206,060	29,375,962	—
Other Financial Instruments
Futures Contracts	33,650	—	—

Liabilities
Other Financial Instruments
Futures Contracts	62,497	—	—

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$28,693,582
Gross tax appreciation of investments	$1,081,302
Gross tax depreciation of investments	(192,862)
Net tax appreciation (depreciation) of investments	$888,440

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
July 31, 2016

Global Bond - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 45.4%
Argentina — 0.1%
Argentine Republic Government International Bond, 7.50%, 4/22/26(1)		$550,000	598,675
Australia — 1.1%
Australia Government Bond, 4.50%, 4/15/20	AUD	2,535,000	2,139,165
Australia Government Bond, 5.75%, 5/15/21	AUD	3,118,000	2,830,249
Australia Government Bond, 2.75%, 4/21/24	AUD	5,180,000	4,222,493
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,100,000	3,360,883
			12,552,790
Austria — 0.6%
Austria Government Bond, 3.90%, 7/15/20(1)	EUR	2,775,000	3,645,404
Austria Government Bond, 0.75%, 10/20/26(1)	EUR	1,340,000	1,604,084
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,020,000	1,969,837
			7,219,325
Belgium — 0.4%
Belgium Government Bond, 2.25%, 6/22/23	EUR	2,430,000	3,203,532
Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	960,000	1,942,726
			5,146,258
Brazil†
Brazilian Government International Bond, 2.625%, 1/5/23		$488,000	450,912
Canada — 1.8%
Canadian Government Bond, 4.00%, 6/1/41	CAD	3,320,000	3,755,860
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	6,825,000	5,715,669
Province of Ontario Canada, 4.65%, 6/2/41	CAD	3,470,000	3,612,986
Province of Quebec Canada, 3.00%, 9/1/23	CAD	9,372,000	7,862,642
Province of Quebec Canada, 5.00%, 12/1/41	CAD	465,000	506,457
			21,453,614
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$300,000	323,700
Colombia — 0.1%
Colombia Government International Bond, 7.375%, 9/18/37		$500,000	646,250
Czech — 0.1%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	29,000,000	1,544,906
Denmark — 0.1%
Denmark Government Bond, 7.00%, 11/10/24	DKK	4,030,000	970,199
Denmark Government Bond, 4.50%, 11/15/39	DKK	1,705,000	489,852
			1,460,051
Finland — 0.1%
Finland Government Bond, 1.625%, 9/15/22(1)	EUR	1,395,000	1,748,691
France — 3.4%
France Government Bond OAT, 3.25%, 10/25/21	EUR	20,845,000	27,804,608
France Government Bond OAT, 5.50%, 4/25/29	EUR	1,670,000	3,111,954
France Government Bond OAT, 3.25%, 5/25/45	EUR	4,960,000	8,997,429
			39,913,991
Germany — 2.7%
Bundesrepublik Deutschland, 1.00%, 8/15/24	EUR	2,180,000	2,707,774
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	11,790,000	14,107,655
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	5,720,000	10,181,712

Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	2,370,000	4,863,363
			31,860,504
Indonesia — 0.2%
Indonesia Government International Bond, 4.75%, 1/8/26(1)		$1,000,000	1,115,607
Indonesia Government International Bond, 5.95%, 1/8/46(1)		$1,200,000	1,501,169
			2,616,776
Ireland — 0.2%
Ireland Government Bond, 3.40%, 3/18/24	EUR	1,828,000	2,542,908
Italy — 3.9%
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	20,475,000	23,922,542
Italy Buoni Poliennali Del Tesoro, 0.45%, 6/1/21	EUR	6,690,000	7,543,156
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	8,315,000	10,045,510
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	2,825,000	4,936,569
Italy Government International Bond, 6.875%, 9/27/23		$120,000	151,607
			46,599,384
Japan — 14.7%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	5,287,050,000	55,381,611
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	967,000,000	10,196,573
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,639,550,000	37,408,751
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,163,600,000	16,331,299
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	681,100,000	8,827,370
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	3,877,500,000	47,019,944
			175,165,548
Malaysia — 0.2%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	8,000,000	2,006,638
Mexico — 0.6%
Mexican Bonos, 6.50%, 6/9/22	MXN	79,980,000	4,427,305
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$30,000	33,457
Mexico Government International Bond, 4.00%, 10/2/23		$20,000	21,570
Mexico Government International Bond, 3.60%, 1/30/25		$1,500,000	1,573,125
Mexico Government International Bond, 6.05%, 1/11/40		$10,000	12,663
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$1,370,000	1,469,325
			7,537,445
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		$1,500,000	1,568,385
Netherlands — 1.1%
Netherlands Government Bond, 3.50%, 7/15/20(1)	EUR	7,750,000	10,087,119
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	1,060,000	1,246,034
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	930,000	1,736,284
			13,069,437
New Zealand — 0.1%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	1,550,000	1,211,010
Norway — 4.5%
Norway Government Bond, 3.75%, 5/25/21(1)	NOK	388,968,000	53,106,584
Panama — 0.2%
Panama Government International Bond, 6.70%, 1/26/36		$2,000,000	2,717,500
Paraguay†
Paraguay Government International Bond, 5.00%, 4/15/26(1)		$500,000	536,250
Peru — 0.2%
Peruvian Government International Bond, 4.125%, 8/25/27		$1,200,000	1,338,000
Peruvian Government International Bond, 6.55%, 3/14/37		$350,000	479,500
			1,817,500

Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		$1,000,000	1,484,627
Poland — 0.2%
Poland Government Bond, 4.00%, 10/25/23	PLN	4,410,000	1,229,923
Poland Government International Bond, 4.00%, 1/22/24		$500,000	553,545
			1,783,468
Portugal — 1.9%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(1)	EUR	19,845,000	22,471,868
Serbia — 0.1%
Serbia International Bond, 7.25%, 9/28/21(1)		$800,000	927,200
Singapore — 0.1%
Singapore Government Bond, 3.125%, 9/1/22	SGD	1,910,000	1,563,643
South Africa — 0.2%
South Africa Government Bond, 7.75%, 2/28/23	ZAR	32,700,000	2,281,837
South Africa Government International Bond, 4.67%, 1/17/24		$250,000	264,131
			2,545,968
Spain — 1.5%
Spain Government Bond, 4.30%, 10/31/19(1)	EUR	3,500,000	4,466,217
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	6,350,000	7,543,052
Spain Government Bond, 4.20%, 1/31/37(1)	EUR	2,000,000	3,185,228
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	1,550,000	2,906,764
			18,101,261
Sweden — 0.3%
Sweden Government Bond, 3.50%, 6/1/22	SEK	24,025,000	3,451,641
Switzerland — 1.0%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	8,535,000	10,062,928
Switzerland Government Bond, 2.50%, 3/8/36	CHF	810,000	1,296,339
			11,359,267
Thailand — 0.2%
Thailand Government Bond, 3.85%, 12/12/25	THB	63,300,000	2,091,403
Turkey — 0.3%
Turkey Government Bond, 8.00%, 3/12/25	TRY	5,500,000	1,674,862
Turkey Government International Bond, 3.25%, 3/23/23		$180,000	169,521
Turkey Government International Bond, 4.25%, 4/14/26		$500,000	485,887
Turkey Government International Bond, 4.875%, 4/16/43		$1,200,000	1,115,586
			3,445,856
United Kingdom — 3.0%
United Kingdom Gilt, 5.00%, 3/7/25	GBP	3,040,000	5,509,736
United Kingdom Gilt, 4.25%, 3/7/36	GBP	2,615,000	5,168,128
United Kingdom Gilt, 4.50%, 12/7/42	GBP	9,920,000	21,595,653
United Kingdom Gilt, 4.25%, 12/7/55	GBP	1,150,000	2,835,411
			35,108,928
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $495,465,966)			539,750,162
CORPORATE BONDS — 29.4%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22		$330,000	340,959
Harris Corp., 2.70%, 4/27/20		240,000	246,008
Lockheed Martin Corp., 3.55%, 1/15/26		170,000	187,257
Lockheed Martin Corp., 3.80%, 3/1/45		130,000	138,232
United Technologies Corp., 5.70%, 4/15/40		380,000	517,013
			1,429,469
Auto Components — 0.2%
Schaeffler Finance BV, 4.25%, 5/15/21(1)		1,000,000	1,030,000

Tenneco, Inc., 5.00%, 7/15/26		720,000	738,000
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		1,000,000	1,045,000
			2,813,000
Automobiles — 0.4%
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		210,000	222,130
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		1,360,000	1,570,893
General Motors Co., 5.00%, 4/1/35		310,000	328,733
General Motors Co., 6.60%, 4/1/36		160,000	198,592
General Motors Financial Co., Inc., 3.25%, 5/15/18		1,210,000	1,242,280
General Motors Financial Co., Inc., 3.20%, 7/6/21		260,000	264,304
General Motors Financial Co., Inc., 5.25%, 3/1/26		300,000	335,709
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		20,000	20,550
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(1)		980,000	991,025
			5,174,216
Banks — 7.9%
Banco Bilbao Vizcaya Argentaria SA, 3.625%, 1/18/17 (Secured)	EUR	2,250,000	2,561,412
Banco de Credito del Peru, VRN, 6.875%, 9/16/21		$1,800,000	2,065,500
Bank of America Corp., 5.625%, 7/1/20		3,000,000	3,406,254
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	1,550,000	1,788,736
Bank of America Corp., MTN, 4.20%, 8/26/24		$50,000	52,732
Bank of America Corp., MTN, 4.00%, 1/22/25		1,140,000	1,186,738
Bank of America N.A., 5.30%, 3/15/17		50,000	51,282
Bankia SA, 3.625%, 10/5/16 (Secured)	EUR	2,050,000	2,309,351
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)		$250,000	252,801
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	50,000	65,321
Barclays plc, 4.375%, 1/12/26		$200,000	207,482
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	2,000,000	2,173,660
BBVA Bancomer SA, 6.75%, 9/30/22		$1,500,000	1,713,000
BPCE SA, 4.625%, 7/18/23	EUR	100,000	133,212
BPCE SA, 5.15%, 7/21/24(1)		$300,000	317,706
BPCE SA, VRN, 2.75%, 7/8/21	EUR	1,700,000	1,981,586
Branch Banking & Trust Co., 3.625%, 9/16/25		$337,000	364,907
Branch Banking & Trust Co., 3.80%, 10/30/26		10,000	11,023
Capital One Financial Corp., 4.20%, 10/29/25		1,850,000	1,933,213
Citigroup, Inc., 1.75%, 5/1/18		30,000	30,127
Citigroup, Inc., 4.50%, 1/14/22		1,350,000	1,494,609
Citigroup, Inc., 4.05%, 7/30/22		1,850,000	1,968,524
Citigroup, Inc., 4.45%, 9/29/27		430,000	452,076
Commerzbank AG, 8.125%, 9/19/23(1)		490,000	571,918
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	1,450,000	1,822,198
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$680,000	743,828
Cooperatieve Rabobank UA, MTN, 3.75%, 11/9/20	EUR	70,000	89,090
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21	EUR	1,500,000	1,740,835
Credit Suisse AG, VRN, 5.75%, 9/18/20	EUR	2,000,000	2,425,126
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	4,375,000	5,756,040
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	1,550,000	2,049,293
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	3,410,000	5,350,214
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	6,200,000	8,056,586
Fifth Third Bancorp, 4.30%, 1/16/24		$10,000	10,852
HBOS plc, MTN, 6.75%, 5/21/18(1)		400,000	431,797
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	1,500,000	1,829,478
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	2,635,000	3,300,762
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)		$680,000	651,773

Intesa Sanpaolo SpA, MTN, 5.00%, 9/23/19	EUR	50,000	61,289
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	1,200,000	1,611,701
JPMorgan Chase & Co., 4.625%, 5/10/21		$3,230,000	3,602,913
JPMorgan Chase & Co., 3.25%, 9/23/22		20,000	21,139
JPMorgan Chase & Co., 3.875%, 9/10/24		210,000	221,734
JPMorgan Chase & Co., 3.125%, 1/23/25		270,000	277,815
JPMorgan Chase & Co., 4.95%, 6/1/45		150,000	172,654
KeyBank N.A., MTN, 3.40%, 5/20/26		250,000	257,643
KFW, 3.875%, 1/21/19	EUR	2,170,000	2,688,971
KFW, MTN, 4.625%, 1/4/23	EUR	3,545,000	5,262,156
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	970,000	1,674,462
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		$990,000	1,055,174
Royal Bank of Scotland Group plc, MTN, VRN, 3.625%, 3/25/19	EUR	1,500,000	1,662,075
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	1,800,000	1,978,668
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	2,300,000	3,618,906
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	2,000,000	2,287,048
SunTrust Bank, 3.30%, 5/15/26		$200,000	207,901
U.S. Bancorp, MTN, 3.60%, 9/11/24		1,360,000	1,479,977
Wells Fargo & Co., 4.125%, 8/15/23		20,000	21,812
Wells Fargo & Co., 3.00%, 4/22/26		320,000	329,248
Wells Fargo & Co., MTN, 2.10%, 5/8/17		1,370,000	1,381,426
Wells Fargo & Co., MTN, 4.10%, 6/3/26		1,570,000	1,703,536
Wells Fargo & Co., MTN, 4.65%, 11/4/44		250,000	273,753
Wells Fargo & Co., MTN, 4.40%, 6/14/46		350,000	371,221
			93,574,264
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		590,000	622,851
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		710,000	762,082
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		780,000	959,457
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		20,000	23,063
Constellation Brands, Inc., 3.875%, 11/15/19		980,000	1,039,045
Molson Coors Brewing Co., 3.00%, 7/15/26		290,000	296,853
			3,703,351
Biotechnology — 0.5%
AbbVie, Inc., 2.90%, 11/6/22		1,370,000	1,419,379
AbbVie, Inc., 3.60%, 5/14/25		290,000	308,202
AbbVie, Inc., 4.45%, 5/14/46		100,000	106,899
Amgen, Inc., 4.66%, 6/15/51(1)		474,000	512,597
Biogen, Inc., 3.625%, 9/15/22		680,000	731,165
Celgene Corp., 3.875%, 8/15/25		760,000	826,359
Gilead Sciences, Inc., 4.40%, 12/1/21		1,020,000	1,154,397
Gilead Sciences, Inc., 3.65%, 3/1/26		250,000	273,167
			5,332,165
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		1,000,000	1,067,500
Masco Corp., 4.375%, 4/1/26		200,000	214,000
			1,281,500
Capital Markets — 0.2%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	1,500,000	2,171,715
Ameriprise Financial, Inc., 4.00%, 10/15/23		$20,000	22,023
Fidelity International Ltd., MTN, 6.75%, 10/19/20	GBP	50,000	78,205
			2,271,943

Chemicals — 0.2%
Ashland, Inc., 4.75%, 8/15/22		$1,140,000	1,187,025
Ecolab, Inc., 4.35%, 12/8/21		235,000	265,880
LYB International Finance BV, 4.875%, 3/15/44		300,000	331,191
			1,784,096
Commercial Services and Supplies — 0.1%
Covanta Holding Corp., 5.875%, 3/1/24		10,000	9,950
Republic Services, Inc., 3.55%, 6/1/22		680,000	736,224
Waste Management, Inc., 4.10%, 3/1/45		310,000	355,693
			1,101,867
Communications Equipment — 0.1%
Cisco Systems, Inc., 3.00%, 6/15/22		450,000	484,074
CommScope, Inc., 4.375%, 6/15/20(1)		800,000	828,200
			1,312,274
Construction Materials†
Owens Corning, 4.20%, 12/15/22		10,000	10,675
Consumer Finance — 0.4%
American Express Credit Corp., 2.60%, 9/14/20		335,000	346,797
CIT Group, Inc., 5.00%, 5/15/17		50,000	51,137
CIT Group, Inc., 4.25%, 8/15/17		1,460,000	1,491,755
CIT Group, Inc., 5.00%, 8/15/22		10,000	10,550
Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23(1)		800,000	786,840
Discover Bank, 3.45%, 7/27/26		300,000	302,970
Discover Financial Services, 3.75%, 3/4/25		200,000	205,380
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		620,000	658,824
GLP Capital LP / GLP Financing II, Inc., 4.375%, 4/15/21		100,000	104,375
Synchrony Financial, 2.60%, 1/15/19		380,000	385,160
Synchrony Financial, 3.00%, 8/15/19		250,000	255,688
			4,599,476
Containers and Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23		590,000	601,063
Berry Plastics Corp., 5.125%, 7/15/23		900,000	934,875
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		980,000	1,017,975
WestRock RKT Co., 4.00%, 3/1/23		20,000	21,166
			2,575,079
Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		200,000	228,302
Catholic Health Initiatives, 2.95%, 11/1/22		10,000	10,160
			238,462
Diversified Financial Services — 2.3%
Ally Financial, Inc., 4.625%, 3/30/25		600,000	617,250
BNP Paribas SA, 4.375%, 9/28/25(1)		200,000	207,025
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	1,200,000	1,389,971
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,700,000	2,941,901
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21(1)		$500,000	508,306
Denali International LLC / Denali Finance Corp., 5.625%, 10/15/20(1)		250,000	262,825
Deutsche Bank AG, MTN, 4.50%, 5/19/26	EUR	1,300,000	1,400,780
GE Capital International Funding Unlimited Co., 2.34%, 11/15/20		$1,841,000	1,910,853
GE Capital UK Funding Unlimited Co., MTN, 5.125%, 5/24/23	GBP	500,000	832,114
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		$200,000	202,707
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		2,140,000	2,198,223
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20		430,000	480,249
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	1,350,000	2,049,936

Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		$1,000,000	1,043,063
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		500,000	529,463
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		250,000	275,438
HSBC Holdings plc, 2.95%, 5/25/21		500,000	509,393
HSBC Holdings plc, 4.30%, 3/8/26		300,000	322,202
Morgan Stanley, 2.50%, 4/21/21		3,210,000	3,251,560
Morgan Stanley, 5.00%, 11/24/25		960,000	1,069,342
Morgan Stanley, MTN, 6.625%, 4/1/18		30,000	32,517
Morgan Stanley, MTN, 5.625%, 9/23/19		10,000	11,153
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	1,600,000	2,129,539
S&P Global, Inc., 3.30%, 8/14/20		$250,000	261,575
UBS AG, MTN, VRN, 4.75%, 2/12/21	EUR	1,200,000	1,441,962
UBS Group Funding Jersey Ltd., 4.125%, 9/24/25(1)		$200,000	211,596
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20	EUR	1,000,000	1,168,444
			27,259,387
Diversified Telecommunication Services — 1.9%
AT&T, Inc., 3.60%, 2/17/23		$500,000	532,016
AT&T, Inc., 4.45%, 4/1/24		510,000	565,480
AT&T, Inc., 3.40%, 5/15/25		1,900,000	1,971,275
AT&T, Inc., 2.60%, 12/17/29	EUR	1,800,000	2,313,508
AT&T, Inc., 6.55%, 2/15/39		$271,000	346,758
British Telecommunications plc, 5.95%, 1/15/18		500,000	534,145
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		980,000	1,046,150
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		530,000	588,548
Frontier Communications Corp., 7.125%, 3/15/19		25,000	26,875
Frontier Communications Corp., 8.50%, 4/15/20		1,000,000	1,079,750
Frontier Communications Corp., 11.00%, 9/15/25		200,000	214,500
Ooredoo International Finance Ltd., 3.75%, 6/22/26(1)		1,800,000	1,863,000
Orange SA, 4.125%, 9/14/21		680,000	754,134
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	1,600,000	1,909,915
Telecom Italia Capital SA, 6.00%, 9/30/34		$10,000	9,850
Telecom Italia SpA, 5.30%, 5/30/24(1)		1,000,000	1,016,250
Telefonica Chile SA, 3.875%, 10/12/22		1,000,000	1,046,589
Telefonica Emisiones SAU, 5.46%, 2/16/21		690,000	793,924
Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	900,000	1,080,175
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	1,600,000	1,903,871
Verizon Communications, Inc., 3.65%, 9/14/18		$50,000	52,526
Verizon Communications, Inc., 3.50%, 11/1/21		1,510,000	1,634,243
Verizon Communications, Inc., 5.05%, 3/15/34		50,000	56,573
Verizon Communications, Inc., 4.86%, 8/21/46		1,510,000	1,690,246
			23,030,301
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(1)		440,000	442,200
Electronic Equipment, Instruments and Components — 0.1%
Avnet, Inc., 4.625%, 4/15/26		100,000	104,388
Sanmina Corp., 4.375%, 6/1/19(1)		980,000	1,009,400
			1,113,788
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25		350,000	238,437
Halliburton Co., 3.80%, 11/15/25		380,000	393,128
			631,565
Financial Services — 0.1%
GrupoSura Finance SA, 5.50%, 4/29/26(1)		1,200,000	1,294,500

Food and Staples Retailing — 0.9%
Alfa SAB de CV, 5.25%, 3/25/24	2,000,000	2,170,000
Cencosud SA, 4.875%, 1/20/23	1,800,000	1,928,849
CVS Health Corp., 3.50%, 7/20/22	250,000	271,781
CVS Health Corp., 2.75%, 12/1/22	690,000	721,554
CVS Health Corp., 5.125%, 7/20/45	100,000	127,316
Dollar General Corp., 3.25%, 4/15/23	260,000	273,803
KOC Holding AS, 5.25%, 3/15/23(1)	2,000,000	2,050,000
Koninklijke Ahold Delhaize NV, 5.70%, 10/1/40	70,000	86,571
Kroger Co. (The), 3.30%, 1/15/21	480,000	513,871
Sysco Corp., 3.30%, 7/15/26	200,000	211,461
Target Corp., 2.50%, 4/15/26	710,000	739,011
Target Corp., 4.00%, 7/1/42	80,000	89,334
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,020,000	1,418,084
		10,601,635
Food Products — 0.3%
Arcor SAIC, 6.00%, 7/6/23(1)	1,800,000	1,885,104
Kraft Heinz Foods Co., 4.875%, 2/15/25(1)	618,000	682,841
Kraft Heinz Foods Co., 5.00%, 6/4/42	310,000	364,706
Kraft Heinz Foods Co., 5.20%, 7/15/45(1)	200,000	246,085
Kraft Heinz Foods Co., 4.375%, 6/1/46(1)	120,000	131,210
		3,309,946
Gas Utilities — 0.8%
Enbridge Energy Partners LP, 5.20%, 3/15/20	350,000	373,712
Energy Transfer Equity LP, 7.50%, 10/15/20	20,000	21,650
Energy Transfer Partners LP, 4.15%, 10/1/20	20,000	20,783
Energy Transfer Partners LP, 3.60%, 2/1/23	1,000,000	975,758
Energy Transfer Partners LP, 4.90%, 3/15/35	320,000	296,517
Enterprise Products Operating LLC, 5.20%, 9/1/20	30,000	33,928
Enterprise Products Operating LLC, 3.70%, 2/15/26	400,000	417,566
Enterprise Products Operating LLC, 4.85%, 3/15/44	900,000	948,875
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	20,000	21,822
Kinder Morgan, Inc., 4.30%, 6/1/25	490,000	508,425
Kinder Morgan, Inc., 5.55%, 6/1/45	300,000	302,049
MPLX LP, 4.875%, 12/1/24(1)	650,000	644,983
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	690,000	679,287
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	1,120,000	1,147,653
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	1,020,000	1,009,286
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	980,000	916,300
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	520,000	555,100
Williams Cos., Inc. (The), 3.70%, 1/15/23	120,000	110,100
Williams Partners LP, 4.125%, 11/15/20	680,000	688,817
Williams Partners LP, 5.40%, 3/4/44	20,000	18,766
		9,691,377
Health Care Equipment and Supplies — 0.3%
Becton Dickinson and Co., 3.73%, 12/15/24	890,000	970,286
Mallinckrodt International Finance SA, 3.50%, 4/15/18	980,000	978,775
Medtronic, Inc., 2.50%, 3/15/20	610,000	635,549
Medtronic, Inc., 3.50%, 3/15/25	120,000	131,606
Medtronic, Inc., 4.375%, 3/15/35	610,000	704,335
St. Jude Medical, Inc., 2.00%, 9/15/18	160,000	162,800
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	270,000	276,031
		3,859,382

Health Care Providers and Services — 0.7%
Aetna, Inc., 4.375%, 6/15/46		270,000	281,010
Ascension Health, 3.95%, 11/15/46		100,000	113,382
CHS / Community Health Systems, Inc., 5.125%, 8/15/18		206,000	209,111
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22		50,000	53,000
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24		1,300,000	1,344,414
Express Scripts Holding Co., 4.50%, 2/25/26		700,000	780,611
Express Scripts Holding Co., 3.40%, 3/1/27		200,000	203,762
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)		980,000	1,039,408
HCA, Inc., 3.75%, 3/15/19		530,000	551,200
HCA, Inc., 5.00%, 3/15/24		930,000	978,825
HCA, Inc., 5.375%, 2/1/25		940,000	980,542
Mylan NV, 3.95%, 6/15/26(1)		160,000	168,072
Tenet Healthcare Corp., 6.25%, 11/1/18		40,000	42,650
UnitedHealth Group, Inc., 2.875%, 12/15/21		610,000	646,345
UnitedHealth Group, Inc., 3.75%, 7/15/25		300,000	334,288
Universal Health Services, Inc., 4.75%, 8/1/22(1)		980,000	1,011,850
			8,738,470
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		500,000	516,250
McDonald's Corp., MTN, 3.375%, 5/26/25		130,000	140,358
McDonald's Corp., MTN, 4.60%, 5/26/45		90,000	104,447
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		760,000	820,800
			1,581,855
Household Durables — 0.4%
D.R. Horton, Inc., 3.625%, 2/15/18		1,025,000	1,044,219
D.R. Horton, Inc., 5.75%, 8/15/23		20,000	22,400
Lennar Corp., 4.75%, 12/15/17		43,000	44,451
Lennar Corp., 4.75%, 4/1/21		810,000	856,575
Lennar Corp., 4.75%, 5/30/25		140,000	142,800
M.D.C Holdings, Inc., 5.50%, 1/15/24		10,000	10,325
Newell Brands, Inc., 5.00%, 11/15/23(1)		480,000	509,877
Newell Brands, Inc., 4.20%, 4/1/26		350,000	383,078
Toll Brothers Finance Corp., 4.00%, 12/31/18		45,000	47,137
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		990,000	1,019,700
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		20,000	20,700
			4,101,262
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25		780,000	848,250
Industrial Conglomerates — 0.2%
General Electric Co., 2.70%, 10/9/22		1,020,000	1,075,825
General Electric Co., MTN, 2.20%, 1/9/20		716,000	738,981
			1,814,806
Insurance — 1.6%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19		950,000	985,625
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	2,000,000	2,501,209
American International Group, Inc., 4.125%, 2/15/24		$1,360,000	1,465,822
Aquarius & Investments plc for Zurich Insurance Co. Ltd., MTN, VRN, 4.25%, 10/2/23	EUR	1,200,000	1,503,600
AXA SA, 7.125%, 12/15/20	GBP	1,800,000	2,918,601
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$680,000	723,348
Berkshire Hathaway, Inc., 4.50%, 2/11/43		460,000	548,090
Chubb INA Holdings, Inc., 3.15%, 3/15/25		600,000	639,729
Chubb INA Holdings, Inc., 3.35%, 5/3/26		330,000	356,539

CNP Assurances, VRN, 4.00%, 11/18/24	EUR	1,500,000	1,680,493
Generali Finance BV, MTN, VRN, 4.60%, 11/21/25	EUR	1,500,000	1,615,696
International Lease Finance Corp., 6.25%, 5/15/19		$400,000	439,652
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)		10,000	11,200
Liberty Mutual Group, Inc., 4.85%, 8/1/44(1)		400,000	424,006
Markel Corp., 4.90%, 7/1/22		290,000	322,140
MetLife, Inc., 3.60%, 11/13/25		200,000	212,598
MetLife, Inc., 4.875%, 11/13/43		680,000	769,203
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		1,360,000	1,536,707
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(1)		10,000	10,589
Travelers Cos., Inc. (The), 4.30%, 8/25/45		180,000	212,278
Travelers Cos., Inc. (The), 3.75%, 5/15/46		100,000	108,239
Voya Financial, Inc., 5.70%, 7/15/43		435,000	500,628
WR Berkley Corp., 4.625%, 3/15/22		10,000	10,980
XLIT Ltd., 4.45%, 3/31/25		50,000	50,821
			19,547,793
Internet and Catalog Retail†
Amazon.com, Inc., 3.80%, 12/5/24		210,000	237,002
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21		630,000	675,990
IT Services — 0.2%
Fidelity National Information Services, Inc., 5.00%, 3/15/22		10,000	10,356
Fidelity National Information Services, Inc., 4.50%, 10/15/22		340,000	378,370
Fidelity National Information Services, Inc., 3.50%, 4/15/23		250,000	261,954
First Data Corp., 5.00%, 1/15/24(1)		1,270,000	1,284,288
			1,934,968
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		213,000	223,652
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44		240,000	293,707
			517,359
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22		1,010,000	1,060,618
Oshkosh Corp., 5.375%, 3/1/22		20,000	20,925
			1,081,543
Media — 1.6%
21st Century Fox America, Inc., 3.70%, 10/15/25		420,000	464,914
21st Century Fox America, Inc., 4.75%, 9/15/44		340,000	387,900
CBS Corp., 3.50%, 1/15/25		220,000	229,526
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		1,170,000	1,221,187
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25(1)		1,190,000	1,316,743
Comcast Corp., 3.15%, 3/1/26		370,000	396,496
Comcast Corp., 4.40%, 8/15/35		100,000	115,119
Comcast Corp., 6.40%, 5/15/38		530,000	755,955
Discovery Communications LLC, 5.625%, 8/15/19		690,000	761,160
DISH DBS Corp., 4.625%, 7/15/17		980,000	1,004,500
DISH DBS Corp., 6.75%, 6/1/21		50,000	53,250
GTH Finance BV, 7.25%, 4/26/23(1)		2,000,000	2,107,500
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22		10,000	10,647
Lamar Media Corp., 5.375%, 1/15/24		1,000,000	1,055,000
Myriad International Holdings BV, 5.50%, 7/21/25(1)		700,000	749,525
NBCUniversal Media LLC, 2.875%, 1/15/23		625,000	659,213
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)		810,000	838,350
Omnicom Group, Inc., 3.60%, 4/15/26		500,000	533,031

Sirius XM Radio, Inc., 5.375%, 4/15/25(1)		980,000	1,009,096
TEGNA, Inc., 5.125%, 7/15/20		910,000	946,537
Time Warner Cable, Inc., 6.75%, 7/1/18		310,000	340,077
Time Warner Cable, Inc., 4.50%, 9/15/42		300,000	292,701
Time Warner, Inc., 4.70%, 1/15/21		420,000	470,707
Time Warner, Inc., 3.60%, 7/15/25		700,000	756,429
Time Warner, Inc., 5.35%, 12/15/43		250,000	304,092
Viacom, Inc., 4.25%, 9/1/23		500,000	532,083
Virgin Media Secured Finance plc, 5.375%, 4/15/21(1)		810,000	845,438
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)		500,000	501,250
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		500,000	578,173
			19,236,599
Metals and Mining — 0.4%
ArcelorMittal, 6.25%, 8/5/20		600,000	630,000
Barrick Gold Corp., 4.10%, 5/1/23		107,000	115,003
Freeport-McMoRan, Inc., 3.875%, 3/15/23		430,000	371,972
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)		10,000	10,407
Steel Dynamics, Inc., 6.125%, 8/15/19		1,080,000	1,115,154
Steel Dynamics, Inc., 6.375%, 8/15/22		340,000	358,700
Steel Dynamics, Inc., 5.50%, 10/1/24		500,000	531,250
Vale Overseas Ltd., 6.875%, 11/21/36		2,000,000	1,935,000
			5,067,486
Multi-Utilities — 1.7%
AES Corp., 4.875%, 5/15/23		980,000	994,700
AES Corp., 6.00%, 5/15/26		750,000	791,250
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		1,400,000	1,468,250
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		680,000	741,568
Calpine Corp., 5.875%, 1/15/24(1)		490,000	518,175
Calpine Corp., 5.75%, 1/15/25		690,000	691,725
Dominion Resources, Inc., 3.625%, 12/1/24		680,000	726,459
Dominion Resources, Inc., 3.90%, 10/1/25		480,000	523,057
Duke Energy Corp., 3.55%, 9/15/21		680,000	734,569
Duke Energy Progress LLC, 3.25%, 8/15/25		400,000	435,621
Duke Energy Progress LLC, 4.15%, 12/1/44		170,000	192,301
Engie SA, VRN, 4.75%, 7/10/21	EUR	1,600,000	2,033,854
Exelon Corp., 4.45%, 4/15/46		$300,000	331,729
Exelon Generation Co. LLC, 4.25%, 6/15/22		680,000	730,111
FirstEnergy Corp., 4.25%, 3/15/23		900,000	957,748
Florida Power & Light Co., 4.125%, 2/1/42		525,000	610,899
IPALCO Enterprises, Inc., 5.00%, 5/1/18		30,000	31,650
IPALCO Enterprises, Inc., 3.45%, 7/15/20		600,000	619,500
MidAmerican Energy Co., 4.40%, 10/15/44		200,000	238,391
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17		20,000	19,650
NiSource Finance Corp., 5.65%, 2/1/45		310,000	408,248
NRG Energy, Inc., 7.625%, 1/15/18		14,000	15,050
Potomac Electric Power Co., 3.60%, 3/15/24		10,000	10,925
RWE AG, VRN, 7.00%, 3/20/19	GBP	2,200,000	2,949,996
Sempra Energy, 2.875%, 10/1/22		$680,000	698,502
SSE plc, VRN, 2.375%, 4/1/21	EUR	2,200,000	2,391,038
Xcel Energy, Inc., 4.80%, 9/15/41		$680,000	814,918
			20,679,884
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		350,000	342,017

Oil, Gas and Consumable Fuels — 1.7%
Anadarko Petroleum Corp., 3.45%, 7/15/24	300,000	293,850
Anadarko Petroleum Corp., 5.55%, 3/15/26	350,000	382,915
Apache Corp., 4.75%, 4/15/43	300,000	299,395
BP Capital Markets plc, 4.50%, 10/1/20	690,000	767,371
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	210,000	190,050
Chevron Corp., 2.10%, 5/16/21	470,000	480,900
Cimarex Energy Co., 4.375%, 6/1/24	1,000,000	1,046,983
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	20,000	21,630
Concho Resources, Inc., 7.00%, 1/15/21	590,000	612,862
Concho Resources, Inc., 6.50%, 1/15/22	90,000	92,025
Concho Resources, Inc., 5.50%, 4/1/23	850,000	843,625
ConocoPhillips Holding Co., 6.95%, 4/15/29	10,000	12,483
Continental Resources, Inc., 5.00%, 9/15/22	890,000	836,600
Continental Resources, Inc., 3.80%, 6/1/24	180,000	154,800
Ecopetrol SA, 5.875%, 9/18/23	1,580,000	1,655,050
Exxon Mobil Corp., 2.71%, 3/6/25	1,030,000	1,078,741
Exxon Mobil Corp., 3.04%, 3/1/26	200,000	212,634
Hess Corp., 6.00%, 1/15/40	320,000	336,458
Marathon Oil Corp., 3.85%, 6/1/25	250,000	227,357
Newfield Exploration Co., 5.75%, 1/30/22	1,230,000	1,230,000
Newfield Exploration Co., 5.625%, 7/1/24	50,000	49,625
Noble Energy, Inc., 4.15%, 12/15/21	217,000	230,396
Noble Energy, Inc., 3.90%, 11/15/24	80,000	82,050
Occidental Petroleum Corp., 4.625%, 6/15/45	460,000	520,202
Petrobras Global Finance BV, 8.375%, 5/23/21	1,500,000	1,589,625
Petroleos Mexicanos, 6.625%, 6/15/35	2,720,000	2,825,944
Phillips 66, 4.30%, 4/1/22	350,000	384,167
Phillips 66, 4.65%, 11/15/34	132,000	141,715
Shell International Finance BV, 2.375%, 8/21/22	690,000	708,551
Shell International Finance BV, 3.25%, 5/11/25	230,000	242,883
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	600,000	611,540
Statoil ASA, 3.95%, 5/15/43	500,000	518,913
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.75%, 3/1/25	10,000	10,000
Tesoro Corp., 5.375%, 10/1/22	490,000	505,312
Total Capital Canada Ltd., 2.75%, 7/15/23	680,000	706,807
		19,903,459
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(1)	20,000	20,514
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	710,000	806,270
International Paper Co., 6.00%, 11/15/41	210,000	253,907
		1,080,691
Pharmaceuticals — 0.3%
Actavis Funding SCS, 3.85%, 6/15/24	1,510,000	1,614,034
Baxalta, Inc., 4.00%, 6/23/25	650,000	693,110
Forest Laboratories LLC, 4.875%, 2/15/21(1)	20,000	22,391
Merck & Co., Inc., 2.40%, 9/15/22	350,000	363,687
Perrigo Finance Unlimited Co., 3.50%, 3/15/21	550,000	571,029
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	300,000	311,647
Roche Holdings, Inc., 3.35%, 9/30/24(1)	10,000	10,947
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	430,000	357,975
		3,944,820

Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp., 5.05%, 9/1/20		10,000	11,151
American Tower Corp., 3.375%, 10/15/26		250,000	258,898
Boston Properties LP, 3.65%, 2/1/26		200,000	216,630
Crown Castle International Corp., 5.25%, 1/15/23		590,000	677,562
DDR Corp., 3.625%, 2/1/25		50,000	50,802
Essex Portfolio LP, 3.25%, 5/1/23		550,000	568,478
Hospitality Properties Trust, 4.65%, 3/15/24		520,000	537,174
Host Hotels & Resorts LP, 3.75%, 10/15/23		410,000	419,149
PLA Administradora Industrial S de RL de CV, 5.25%, 11/10/22(1)		2,000,000	2,072,000
Senior Housing Properties Trust, 4.75%, 5/1/24		10,000	10,330
Simon Property Group LP, 3.30%, 1/15/26		300,000	323,478
Ventas Realty LP, 4.125%, 1/15/26		250,000	270,686
VEREIT Operating Partnership LP, 4.875%, 6/1/26		250,000	263,437
Welltower, Inc., 3.75%, 3/15/23		10,000	10,479
			5,690,254
Real Estate Management and Development — 0.1%
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	1,078,497	1,418,679
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		$20,000	21,573
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		500,000	569,932
CSX Corp., 3.40%, 8/1/24		690,000	744,738
Union Pacific Corp., 4.00%, 2/1/21		310,000	341,944
Union Pacific Corp., 4.75%, 9/15/41		300,000	371,101
			2,049,288
Semiconductors and Semiconductor Equipment — 0.1%
Lam Research Corp., 3.90%, 6/15/26		420,000	451,730
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)		45,000	45,069
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)		1,000,000	1,032,500
			1,529,299
Software — 0.4%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)		980,000	1,025,781
Microsoft Corp., 2.70%, 2/12/25		810,000	843,927
Microsoft Corp., 3.125%, 11/3/25		330,000	354,635
Oracle Corp., 3.625%, 7/15/23		1,010,000	1,102,961
Oracle Corp., 2.95%, 5/15/25		600,000	624,425
Oracle Corp., 4.00%, 7/15/46		280,000	290,892
			4,242,621
Specialty Retail — 0.3%
Home Depot, Inc. (The), 3.35%, 9/15/25		340,000	375,986
Home Depot, Inc. (The), 5.95%, 4/1/41		680,000	965,933
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25		730,000	788,400
Sonic Automotive, Inc., 7.00%, 7/15/22		50,000	52,875
United Rentals North America, Inc., 4.625%, 7/15/23		190,000	194,513
United Rentals North America, Inc., 5.75%, 11/15/24		1,180,000	1,230,150
			3,607,857
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc., 2.85%, 5/6/21		1,020,000	1,079,657
Apple, Inc., 2.50%, 2/9/25		520,000	528,835
Apple, Inc., 3.25%, 2/23/26		160,000	171,421
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(1)		1,280,000	1,375,784
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(1)		780,000	823,784
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(1)		280,000	300,926

Seagate HDD Cayman, 4.75%, 6/1/23	450,000	419,996
Seagate HDD Cayman, 4.75%, 1/1/25	300,000	262,726
Western Digital Corp., 7.375%, 4/1/23(1)	500,000	545,625
		5,508,754
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	700,000	721,000
L Brands, Inc., 6.625%, 4/1/21	40,000	46,100
PVH Corp., 4.50%, 12/15/22	420,000	434,700
		1,201,800
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 3.125%, 7/16/22	240,000	251,806
Sprint Communications, Inc., 6.00%, 12/1/16	1,020,000	1,031,475
Sprint Communications, Inc., 9.00%, 11/15/18(1)	990,000	1,076,625
T-Mobile USA, Inc., 6.625%, 4/1/23	590,000	635,459
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25(1)	2,000,000	2,034,405
		5,029,770
TOTAL CORPORATE BONDS (Cost $341,518,300)		350,048,494
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 9.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.1%
FHLMC, VRN, 1.78%, 8/15/16	56,374	57,433
FHLMC, VRN, 1.92%, 8/15/16	25,553	26,053
FHLMC, VRN, 1.97%, 8/15/16	37,342	38,543
FHLMC, VRN, 2.32%, 8/15/16	72,816	75,040
FHLMC, VRN, 2.41%, 8/15/16	18,112	19,206
FHLMC, VRN, 2.68%, 8/15/16	16,861	17,868
FHLMC, VRN, 2.68%, 8/15/16	2,942,538	3,114,327
FHLMC, VRN, 2.77%, 8/15/16	13,618	14,378
FHLMC, VRN, 3.18%, 8/15/16	22,829	23,987
FHLMC, VRN, 3.65%, 8/15/16	6,036	6,384
FHLMC, VRN, 4.22%, 8/15/16	54,761	57,883
FHLMC, VRN, 4.79%, 8/15/16	2,808	2,934
FHLMC, VRN, 5.14%, 8/15/16	2,344	2,432
FHLMC, VRN, 5.79%, 8/15/16	8,816	9,218
FHLMC, VRN, 5.97%, 8/15/16	4,838	5,072
FNMA, VRN, 2.40%, 8/25/16	1,996,764	2,087,046
FNMA, VRN, 2.43%, 8/25/16	3,453,231	3,586,094
FNMA, VRN, 2.44%, 8/25/16	2,343,258	2,432,268
FNMA, VRN, 2.44%, 8/25/16	1,688,783	1,754,613
FNMA, VRN, 2.55%, 8/25/16	43,874	46,528
FNMA, VRN, 3.62%, 8/25/16	6,400	6,779
FNMA, VRN, 3.94%, 8/25/16	8,333	8,759
FNMA, VRN, 4.86%, 8/25/16	5,170	5,483
		13,398,328
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.2%
FHLMC, 6.00%, 2/1/38	3,438	3,921
FHLMC, 4.00%, 12/1/40	8,363	9,093
FNMA, 3.00%, 8/11/16(3)	3,715,000	3,866,357
FNMA, 3.50%, 8/11/16(3)	6,721,000	7,099,056
FNMA, 4.00%, 8/11/16(3)	25,610,000	27,452,720
FNMA, 4.50%, 8/11/16(3)	4,377,500	4,772,918
FNMA, 5.00%, 8/11/16(3)	2,257,500	2,500,005
FNMA, 5.50%, 8/11/16(3)	3,712,000	4,164,881
FNMA, 5.00%, 7/1/31	44,525	49,267

FNMA, 5.50%, 5/1/33	10,805	12,237
FNMA, 5.00%, 9/1/33	1,672,237	1,861,397
FNMA, 5.00%, 11/1/33	11,172	12,436
FNMA, 5.00%, 9/1/35	29,048	32,195
FNMA, 6.00%, 4/1/37	10,005	11,402
FNMA, 6.00%, 7/1/37	14,033	16,158
FNMA, 6.00%, 8/1/37	8,892	10,243
FNMA, 5.50%, 1/1/39	22,130	24,886
FNMA, 5.50%, 3/1/39	2,640	2,962
FNMA, 4.50%, 5/1/39	2,589,860	2,836,763
FNMA, 5.00%, 8/1/39	6,169	6,908
FNMA, 4.50%, 3/1/40	2,960,746	3,235,479
FNMA, 5.00%, 8/1/40	1,722,105	1,910,743
FNMA, 3.50%, 10/1/40	3,711,673	3,920,941
FNMA, 3.50%, 12/1/40	48,785	51,652
FNMA, 4.50%, 9/1/41	23,943	26,154
FNMA, 3.50%, 5/1/42	62,904	66,951
FNMA, 3.50%, 6/1/42	34,994	37,411
FNMA, 3.50%, 9/1/42	31,052	33,030
FNMA, 3.00%, 11/1/42	38,024	39,698
FNMA, 3.00%, 5/1/43	4,731,766	4,939,115
GNMA, 3.00%, 8/18/16(3)	4,665,000	4,901,894
GNMA, 3.50%, 8/18/16(3)	3,907,500	4,153,245
GNMA, 6.00%, 7/15/33	5,756	6,722
GNMA, 5.00%, 3/20/36	45,663	51,393
GNMA, 5.50%, 1/15/39	5,301	6,106
GNMA, 5.50%, 9/15/39	35,532	40,590
GNMA, 4.50%, 10/15/39	14,023	15,522
GNMA, 5.00%, 10/15/39	20,843	23,536
GNMA, 4.50%, 1/15/40	17,999	19,836
GNMA, 4.00%, 12/15/40	16,710	17,988
GNMA, 4.50%, 12/15/40	57,649	64,103
GNMA, 4.50%, 7/20/41	2,662,665	2,897,832
GNMA, 4.00%, 12/15/41	30,502	32,889
GNMA, 3.50%, 6/20/42	9,568,912	10,214,520
GNMA, 2.50%, 7/20/46	5,750,000	5,904,008
		97,357,163
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $110,421,637)		110,755,491
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 5.4%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.48%, 8/15/16(1)	3,525,000	3,509,688
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	3,500,000	3,709,219
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	3,500,000	3,752,155
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.43%, 8/15/16(1)	3,360,784	3,347,569
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.28%, 8/15/16(1)	4,370,000	4,319,961
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.71%, 8/1/16	2,105,000	2,432,576
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 8/1/16	1,000,000	1,080,321
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 8/1/16	3,500,000	3,984,702
Commercial Mortgage Trust, Series 2014-LC17, Class C, VRN, 4.56%, 8/1/16	1,960,000	2,080,459
Commercial Mortgage Trust, Series 2014-UBS5, Class C, VRN, 4.61%, 8/1/16	3,150,000	3,355,895
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 8/1/16	2,500,000	2,709,696
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	3,500,000	3,686,539

Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	2,825,000	2,970,424
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	3,600,000	3,865,845
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	2,000,000	2,164,487
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, 3.76%, 5/10/49	2,775,000	3,051,514
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 8/10/16(1)	3,690,000	3,927,486
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/1/16	2,200,000	2,456,426
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.38%, 8/15/16(1)	2,950,000	2,923,705
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 8/1/16	2,350,000	2,497,351
Morgan Stanley Capital I Trust, Series 2014-CPT, Class E, VRN, 3.45%, 8/1/16(1)	1,960,000	1,980,333
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $62,003,687)		63,806,351
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 5.1%
Private Sponsor Collateralized Mortgage Obligations — 4.8%
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	3,804	3,926
Banc of America Mortgage Trust, Series 2006-A, Class 2A1, VRN, 2.89%, 8/1/16	2,660,982	2,389,494
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.93%, 8/1/16	5,930	5,919
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.87%, 8/1/16	946,417	909,139
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, VRN, 3.19%, 8/1/16	3,039,692	2,763,944
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 2.97%, 8/1/16	2,960,199	2,627,866
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.36%, 8/1/16	2,082,787	2,052,917
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.93%, 8/1/16	65,117	63,879
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	5,824	5,960
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.46%, 8/1/16	950,870	929,081
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.87%, 8/1/16	5,035	4,862
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.74%, 8/1/16	804,987	711,763
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	22,201	22,833
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.88%, 8/1/16	1,408,308	1,419,004
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.92%, 8/1/16	1,302,735	1,303,740
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.11%, 8/1/16	964,968	958,661
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.81%, 8/1/16	1,160,417	1,108,962
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.96%, 8/1/16	13,176	13,233
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	516,569	542,817
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.99%, 8/1/16	1,767,644	1,808,722
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.65%, 8/1/16	1,384,572	1,356,722
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.65%, 8/1/16	702,007	702,751
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.44%, 8/1/16	2,136	2,135
Residential Accredit Loans, Inc., Series 2006-QS17, Class A5, 6.00%, 12/25/36	1,140,751	965,844
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.89%, 8/1/16	2,845,694	2,833,942
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.62%, 8/1/16	903,090	916,771
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.31%, 8/25/16	755,708	732,373
WaMu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A5, VRN, 2.78%, 8/1/16	2,120,126	2,105,367
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.72%, 8/1/16	898,141	884,710
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.83%, 8/1/16	15,053	15,184
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 3.09%, 8/1/16	31,376	32,578
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2,VRN, 2.85%, 8/1/16	35,405	36,148
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	903,105	887,476
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	1,320,528	1,306,858
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.92%, 8/1/16	34,026	34,669
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.90%, 8/1/16	29,826	31,118
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.91%, 8/1/16	801,710	823,861
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.94%, 8/1/16	9,208	9,255
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 3.01%, 8/1/16	5,000,000	4,806,195
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.84%, 8/1/16	41,294	41,651

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	43,683	44,114
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	903,573	920,275
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	37,958	38,257
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A15, 6.00%, 7/25/36	693,605	702,086
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	30,366	30,605
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 2.99%, 8/1/16	51,289	48,425
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 2.97%, 8/1/16	1,688,488	1,541,214
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.01%, 8/1/16	2,361,916	2,272,324
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A1, VRN, 3.08%, 8/1/16	2,395,219	2,317,248
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A4 SEQ, VRN, 3.08%, 8/1/16	18,059	17,472
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.08%, 8/1/16	17,262	16,703
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.05%, 8/1/16	35,344	33,350
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 5.72%, 8/1/16	3,260,929	3,137,473
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.75%, 8/1/16	12,157	11,362
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.76%, 8/1/16	9,958	9,238
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.81%, 8/1/16	1,158,109	1,074,500
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.55%, 8/1/16	730,233	686,212
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.87%, 8/1/16	742,240	730,708
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.16%, 8/1/16	1,119,199	1,056,783
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 3.09%, 8/1/16	806,139	769,351
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	63,200	62,927
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	31,917	32,129
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	49,375	49,856
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	16,820	17,318
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	847,282	841,136
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	25,355	26,328
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	401,388	401,161
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 2.79%, 8/1/16	2,580,045	2,379,021
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	20,940	22,027
		57,461,933
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FNMA, Series 2016-C04, Class 1M2, VRN, 4.74%, 8/25/16	2,960,000	2,976,576
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $60,744,648)		60,438,509
U.S. TREASURY SECURITIES — 4.0%
U.S. Treasury Bonds, 3.50%, 2/15/39	300,000	384,680
U.S. Treasury Bonds, 3.75%, 11/15/43	700,000	942,539
U.S. Treasury Bonds, 3.125%, 8/15/44	2,500,000	3,009,180
U.S. Treasury Bonds, 3.00%, 5/15/45	1,700,000	1,999,558
U.S. Treasury Notes, 0.50%, 2/28/17(4)	3,000,000	3,001,257
U.S. Treasury Notes, 0.875%, 1/31/18	8,000,000	8,028,592
U.S. Treasury Notes, 1.00%, 2/15/18	5,000,000	5,027,540
U.S. Treasury Notes, 1.00%, 3/15/18	13,000,000	13,073,632
U.S. Treasury Notes, 1.25%, 11/15/18	5,800,000	5,873,521
U.S. Treasury Notes, 1.50%, 11/30/19	3,500,000	3,577,518
U.S. Treasury Notes, 1.125%, 2/28/21	2,600,000	2,616,302
TOTAL U.S. TREASURY SECURITIES (Cost $46,701,082)		47,534,319
ASSET-BACKED SECURITIES(2) — 3.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(1)	4,000,000	4,031,668
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	75,000	75,100
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	2,000,000	2,040,833
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.98%, 8/15/16(1)	2,450,000	2,451,688

Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.73%, 8/15/16	2,600,000	2,595,476
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	2,741,295	2,744,334
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	2,525,000	2,531,344
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.87%, 8/10/16(1)	43,522	43,511
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 1.57%, 8/10/16(1)	2,300,000	2,309,409
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	54,639	54,271
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.48%, 8/17/16(1)	4,299,852	4,256,828
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	1,965,153	1,976,979
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	124,217	124,093
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	1,524,089	1,532,958
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	1,405,698	1,394,036
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	1,106,320	1,109,069
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	1,938,165	1,926,799
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	1,181,340	1,186,308
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(1)	1,450,034	1,456,794
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	3,340,790	3,396,840
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	3,725,000	3,721,123
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.81%, 8/15/16	1,608,243	1,608,883
TOTAL ASSET-BACKED SECURITIES (Cost $42,429,000)		42,568,344
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	365,000	551,657
Los Angeles Community College District GO, 6.75%, 8/1/49	600,000	987,048
Maryland State Transportation Authority Rev., 5.75%, 7/1/41	30,000	40,799
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	195,000	288,444
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	175,000	228,527
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	225,000	352,321
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	125,000	175,299
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	326,400
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40	200,000	263,184
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	415,000	550,767
San Diego County Water Authority Financing Corp. Rev., 6.14%, 5/1/49	100,000	149,128
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	195,000	264,418
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	580,000	925,042
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	150,000	196,115
State of California GO, 7.55%, 4/1/39	400,000	661,764
State of California GO, 7.30%, 10/1/39	170,000	266,167
State of Illinois GO, 5.10%, 6/1/33	200,000	196,314
State of Illinois GO, 6.73%, 4/1/35	20,000	21,954
University of California Rev., 4.60%, 5/15/31	400,000	475,976
TOTAL MUNICIPAL SECURITIES (Cost $6,257,831)		6,921,324
U.S. GOVERNMENT AGENCY SECURITIES(2) — 0.3%
FNMA, 6.625%, 11/15/30 (Cost $3,678,830)	2,500,000	3,857,810
TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $26,662,163), at 0.10%, dated 7/29/16, due 8/1/16 (Delivery value $26,135,218) (Cost $26,135,000)		26,135,000
TOTAL INVESTMENT SECURITIES — 105.3% (Cost $1,195,355,981)		1,251,815,804
OTHER ASSETS AND LIABILITIES(5) — (5.3)%		(62,536,267)
TOTAL NET ASSETS — 100.0%		$1,189,279,537

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	4,766,412	USD	3,557,607	UBS AG	9/21/16	58,982
AUD	151,347	USD	114,198	UBS AG	9/21/16	639
AUD	2,869,886	USD	2,143,518	UBS AG	9/21/16	34,053
USD	10,347,163	AUD	14,367,867	UBS AG	9/21/16	(554,680)
USD	114,110	AUD	151,347	UBS AG	9/21/16	(727)
USD	2,843,630	AUD	3,740,123	UBS AG	9/21/16	5,754
CAD	8,215,702	USD	6,346,215	JPMorgan Chase Bank N.A.	9/21/16	(52,106)
USD	28,860,482	CAD	37,834,360	JPMorgan Chase Bank N.A.	9/21/16	(124,694)
USD	2,830,859	CAD	3,701,980	JPMorgan Chase Bank N.A.	9/21/16	(5,254)
USD	1,825,474	CAD	2,366,530	JPMorgan Chase Bank N.A.	9/21/16	12,458
CHF	3,391,470	USD	3,461,948	UBS AG	9/21/16	46,755
USD	10,447,574	CHF	10,296,920	UBS AG	9/21/16	(205,282)
USD	728,908	CHF	717,376	UBS AG	9/21/16	(13,266)
USD	3,585,845	CHF	3,542,295	UBS AG	9/21/16	(78,897)
CLP	1,512,807,381	USD	2,281,761	UBS AG	9/21/16	18,026
USD	4,404,401	CLP	3,075,152,978	UBS AG	9/21/16	(270,481)
USD	2,351,570	CLP	1,564,499,804	UBS AG	9/21/16	(26,800)
COP	10,393,825,729	USD	3,281,397	UBS AG	9/21/16	69,088
USD	1,575,670	CZK	38,136,399	UBS AG	9/21/16	(4,363)
DKK	412,302	USD	61,803	UBS AG	9/21/16	295
USD	1,499,523	DKK	9,963,654	UBS AG	9/21/16	(1,136)
EUR	11,709,406	USD	13,105,519	JPMorgan Chase Bank N.A.	9/21/16	12,679
EUR	906,305	USD	1,034,379	JPMorgan Chase Bank N.A.	9/21/16	(19,034)
EUR	906,349	USD	1,033,241	JPMorgan Chase Bank N.A.	9/21/16	(17,846)
EUR	2,607,104	USD	2,952,975	JPMorgan Chase Bank N.A.	9/21/16	(32,203)
EUR	958,111	USD	1,060,084	JPMorgan Chase Bank N.A.	9/21/16	13,300
EUR	12,355,991	USD	13,726,456	JPMorgan Chase Bank N.A.	9/21/16	116,119
EUR	14,289	USD	15,967	JPMorgan Chase Bank N.A.	9/21/16	41
EUR	2,593,888	USD	2,880,927	JPMorgan Chase Bank N.A.	9/21/16	25,038
EUR	324,344	USD	361,423	JPMorgan Chase Bank N.A.	9/21/16	1,944
EUR	745,539	USD	826,524	JPMorgan Chase Bank N.A.	9/21/16	8,712
EUR	1,068,675	USD	1,197,244	JPMorgan Chase Bank N.A.	9/21/16	6
EUR	1,703,310	USD	1,890,228	UBS AG	9/21/16	18,012
USD	269,669,407	EUR	240,941,904	JPMorgan Chase Bank N.A.	9/21/16	(260,898)
USD	1,430,621	EUR	1,270,007	JPMorgan Chase Bank N.A.	9/21/16	7,816
USD	3,795,798	EUR	3,337,409	JPMorgan Chase Bank N.A.	9/21/16	56,857
USD	5,778,785	EUR	5,214,333	JPMorgan Chase Bank N.A.	9/21/16	(62,900)
USD	673,403	EUR	604,739	JPMorgan Chase Bank N.A.	9/21/16	(4,094)
USD	1,422,058	EUR	1,281,855	JPMorgan Chase Bank N.A.	9/21/16	(14,021)
USD	3,331,868	EUR	2,991,383	JPMorgan Chase Bank N.A.	9/21/16	(19,417)
USD	10,387,393	EUR	9,295,714	JPMorgan Chase Bank N.A.	9/21/16	(26,714)
USD	4,587,036	EUR	4,105,799	JPMorgan Chase Bank N.A.	9/21/16	(12,744)
USD	3,864,126	EUR	3,463,596	JPMorgan Chase Bank N.A.	9/21/16	(16,185)
USD	1,357,975	EUR	1,223,393	JPMorgan Chase Bank N.A.	9/21/16	(12,608)
USD	1,825,022	EUR	1,653,278	JPMorgan Chase Bank N.A.	9/21/16	(27,166)
USD	1,760,516	EUR	1,596,426	JPMorgan Chase Bank N.A.	9/21/16	(27,980)
USD	1,384,263	EUR	1,216,165	Morgan Stanley	9/21/16	21,778
USD	745,948	EUR	676,232	UBS AG	9/21/16	(11,644)
GBP	1,672,971	USD	2,222,592	JPMorgan Chase Bank N.A.	9/21/16	(6,618)
GBP	641,627	USD	852,541	UBS AG	9/21/16	(2,659)

USD	2,000,776	GBP	1,496,085	JPMorgan Chase Bank N.A.	9/21/16	19,101
USD	58,750,614	GBP	40,664,337	UBS AG	9/21/16	4,887,695
USD	2,678,454	GBP	2,018,489	UBS AG	9/21/16	4,816
USD	1,235,994	GBP	931,176	UBS AG	9/21/16	2,583
USD	658,624	GBP	502,065	UBS AG	9/21/16	(6,398)
USD	3,101,298	GBP	2,358,186	UBS AG	9/21/16	(22,294)
HUF	658,638,447	USD	2,347,083	JPMorgan Chase Bank N.A.	9/21/16	20,632
USD	2,268,593	HUF	627,923,830	JPMorgan Chase Bank N.A.	9/21/16	11,293
USD	2,470,273	HUF	703,336,183	JPMorgan Chase Bank N.A.	9/21/16	(58,124)
IDR	46,246,969,745	USD	3,503,558	UBS AG	9/21/16	3,587
IDR	16,120,571,784	USD	1,225,433	UBS AG	9/21/16	(2,927)
USD	2,225,529	ILS	8,578,213	JPMorgan Chase Bank N.A.	9/21/16	(26,037)
INR	225,120,537	USD	3,290,755	UBS AG	9/21/16	58,393
JPY	87,894,401	USD	834,165	JPMorgan Chase Bank N.A.	9/21/16	28,860
JPY	312,607,749	USD	3,056,410	JPMorgan Chase Bank N.A.	9/21/16	13,049
JPY	307,351,517	USD	2,913,221	JPMorgan Chase Bank N.A.	9/21/16	104,628
JPY	124,398,868	USD	1,175,944	Morgan Stanley	9/21/16	45,514
USD	1,231,560	JPY	130,385,243	Credit Suisse AG	9/21/16	(48,678)
USD	156,639,782	JPY	16,986,738,498	JPMorgan Chase Bank N.A.	9/21/16	(10,151,028)
USD	4,857,230	JPY	493,426,059	JPMorgan Chase Bank N.A.	9/21/16	12,337
USD	2,328,479	JPY	239,751,857	JPMorgan Chase Bank N.A.	9/21/16	(25,616)
USD	2,210,888	JPY	226,780,928	JPMorgan Chase Bank N.A.	9/21/16	(15,848)
USD	1,451,778	JPY	148,604,577	JPMorgan Chase Bank N.A.	9/21/16	(7,353)
USD	3,185,583	JPY	325,743,026	JPMorgan Chase Bank N.A.	9/21/16	(12,850)
USD	3,599,136	JPY	368,687,197	JPMorgan Chase Bank N.A.	9/21/16	(20,961)
USD	1,275,438	JPY	134,440,185	JPMorgan Chase Bank N.A.	9/21/16	(44,615)
USD	478,669	JPY	50,629,491	JPMorgan Chase Bank N.A.	9/21/16	(18,457)
USD	697,318	JPY	73,788,635	JPMorgan Chase Bank N.A.	9/21/16	(27,204)
USD	709,124	JPY	72,417,209	JPMorgan Chase Bank N.A.	9/21/16	(1,932)
USD	458,909	JPY	48,877,760	Morgan Stanley	9/21/16	(21,016)
USD	3,379,911	KRW	3,932,525,970	UBS AG	9/21/16	(153,718)
USD	1,257,271	KRW	1,429,517,586	UBS AG	9/21/16	(27,243)
MXN	36,188,653	USD	1,919,090	JPMorgan Chase Bank N.A.	9/21/16	891
MXN	48,377,248	USD	2,620,440	JPMorgan Chase Bank N.A.	9/21/16	(53,795)
MYR	13,859,245	USD	3,391,056	UBS AG	9/21/16	42,892
MYR	14,003,497	USD	3,466,641	UBS AG	9/21/16	3,048
USD	5,274,825	MYR	21,990,746	UBS AG	9/21/16	(173,889)
USD	3,561,729	MYR	14,174,613	UBS AG	9/21/16	49,642
USD	50,602,431	NOK	421,943,308	JPMorgan Chase Bank N.A.	9/21/16	587,866
USD	1,409,835	NOK	11,723,765	JPMorgan Chase Bank N.A.	9/21/16	20,172
USD	1,442,953	NOK	12,131,552	JPMorgan Chase Bank N.A.	9/21/16	4,953
USD	2,690,638	NOK	22,802,102	JPMorgan Chase Bank N.A.	9/21/16	(12,183)
USD	1,346,556	NOK	11,475,016	JPMorgan Chase Bank N.A.	9/21/16	(13,622)
NZD	3,254,436	USD	2,366,001	UBS AG	9/21/16	(20,948)
USD	3,353,640	NZD	4,951,338	UBS AG	9/21/16	(214,152)
USD	3,406,469	PHP	159,150,231	UBS AG	9/21/16	29,509
USD	1,335,837	PHP	63,111,619	UBS AG	9/21/16	(3,309)
PLN	8,695,565	USD	2,224,214	JPMorgan Chase Bank N.A.	9/21/16	4,501
USD	3,445,320	PLN	13,578,971	JPMorgan Chase Bank N.A.	9/21/16	(35,036)
USD	2,364,534	PLN	9,471,241	JPMorgan Chase Bank N.A.	9/21/16	(62,991)
RUB	73,748,968	USD	1,126,799	UBS AG	9/21/16	(23,455)
RUB	75,154,323	USD	1,152,674	UBS AG	9/21/16	(28,305)
RUB	79,016,310	USD	1,208,385	UBS AG	9/21/16	(26,238)

USD	1,056,946	RUB	71,502,378	UBS AG	9/21/16	(12,787)
SEK	30,022,009	USD	3,501,150	UBS AG	9/21/16	16,041
USD	3,589,821	SEK	29,755,125	UBS AG	9/21/16	103,896
USD	3,594,988	SEK	30,647,758	UBS AG	9/21/16	4,488
SGD	4,537,361	USD	3,345,581	JPMorgan Chase Bank N.A.	9/21/16	37,444
USD	4,824,412	SGD	6,656,723	JPMorgan Chase Bank N.A.	9/21/16	(138,796)
THB	118,323,766	USD	3,359,085	UBS AG	9/21/16	34,757
THB	45,870,408	USD	1,313,210	UBS AG	9/21/16	2,476
USD	2,043,213	THB	72,916,159	UBS AG	9/21/16	(48,217)
TRY	6,617,596	USD	2,260,957	JPMorgan Chase Bank N.A.	9/21/16	(71,719)
USD	1,690,115	TRY	5,057,837	JPMorgan Chase Bank N.A.	9/21/16	16,877
USD	2,248,742	TRY	6,792,324	JPMorgan Chase Bank N.A.	9/21/16	1,700
USD	3,395,016	TWD	109,574,148	UBS AG	9/21/16	(57,804)
USD	1,305,937	TWD	41,708,370	UBS AG	9/21/16	(8,346)
ZAR	33,780,907	USD	2,216,595	JPMorgan Chase Bank N.A.	9/21/16	193,132
ZAR	31,791,243	USD	2,194,770	JPMorgan Chase Bank N.A.	9/21/16	73,026
USD	1,995,683	ZAR	31,134,645	JPMorgan Chase Bank N.A.	9/21/16	(225,276)
USD	2,248,850	ZAR	33,284,108	JPMorgan Chase Bank N.A.	9/21/16	(125,438)
						(6,992,871)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
1,107	Euro-Schatz	September 2016	138,638,924	226,736
11	Korean Treasury 10-Year Bonds	September 2016	1,312,949	25,218
			139,951,873	251,954

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
443	Euro-Bobl	September 2016	66,203,304	(538,722)
208	U.S. Treasury 10-Year Notes	September 2016	27,673,750	(664,812)
			93,877,054	(1,203,534)

SWAP AGREEMENTS

CENTRALLY CLEARED CREDIT DEFAULT*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 26 Index	3,770,000	Sell	5.00	6/20/21	4.02	123,681	177,913

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	10,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79	8/27/25	(210,943)

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $248,455,133, which represented 20.9% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Forward commitment. Settlement date is indicated.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,226,894.

(5)	Amount relates primarily to securities purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	539,750,162	—
Corporate Bonds	—	350,048,494	—
U.S. Government Agency Mortgage-Backed Securities	—	110,755,491	—
Commercial Mortgage-Backed Securities	—	63,806,351	—
Collateralized Mortgage Obligations	—	60,438,509	—
U.S. Treasury Securities	—	47,534,319	—
Asset-Backed Securities	—	42,568,344	—
Municipal Securities	—	6,921,324	—
U.S. Government Agency Securities	—	3,857,810	—
Temporary Cash Investments	—	26,135,000	—
	—	1,251,815,804	—
Other Financial Instruments
Futures Contracts	—	251,954	—
Swap Agreements	—	177,913	—
Forward Foreign Currency Exchange Contracts	—	6,968,151	—
	—	7,398,018	—

Liabilities
Other Financial Instruments
Futures Contracts	664,812	538,722	—
Swap Agreements	—	210,943	—
Forward Foreign Currency Exchange Contracts	—	13,961,022	—
	664,812	14,710,687	—

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,195,421,379
Gross tax appreciation of investments	$63,068,544
Gross tax depreciation of investments	(6,674,119)
Net tax appreciation (depreciation) of investments	$56,394,425

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Bond Fund
July 31, 2016

International Bond - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 70.6%
Australia — 1.9%
Australia Government Bond, 4.50%, 4/15/20	AUD	3,015,000	2,544,214
Australia Government Bond, 5.75%, 5/15/21	AUD	2,415,000	2,192,127
Australia Government Bond, 2.75%, 4/21/24	AUD	12,460,000	10,156,806
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	3,250,000	2,664,115
			17,557,262
Austria — 1.0%
Austria Government Bond, 3.90%, 7/15/20(1)	EUR	3,130,000	4,111,754
Austria Government Bond, 0.75%, 10/20/26(1)	EUR	1,795,000	2,148,754
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,485,000	2,867,851
			9,128,359
Belgium — 1.4%
Belgium Government Bond, 4.25%, 9/28/22	EUR	1,967,000	2,838,394
Belgium Government Bond, 2.25%, 6/22/23	EUR	6,085,000	8,022,013
Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	835,000	1,689,767
			12,550,174
Canada — 5.1%
Canadian Government Bond, 1.50%, 3/1/17	CAD	10,560,000	8,132,490
Canadian Government Bond, 4.00%, 6/1/41	CAD	3,930,000	4,445,943
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	6,970,000	5,884,834
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	7,155,000	5,992,031
Province of Ontario Canada, 4.40%, 6/2/19	CAD	11,115,000	9,331,023
Province of Ontario Canada, 4.65%, 6/2/41	CAD	4,205,000	4,378,272
Province of Quebec Canada, 3.00%, 9/1/23	CAD	8,826,000	7,404,576
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	871,323
			46,440,492
Czech — 0.2%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	33,900,000	1,805,942
Denmark — 0.4%
Denmark Government Bond, 7.00%, 11/10/24	DKK	8,270,000	1,990,953
Denmark Government Bond, 4.50%, 11/15/39	DKK	5,100,000	1,465,247
			3,456,200
Finland — 0.3%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	1,960,000	2,995,094
France — 6.2%
France Government Bond OAT, 3.25%, 10/25/21	EUR	22,130,000	29,518,637
France Government Bond OAT, 1.75%, 11/25/24	EUR	13,465,000	17,372,467
France Government Bond OAT, 3.25%, 5/25/45	EUR	5,390,000	9,777,449
			56,668,553
Germany — 1.3%
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	1,860,000	2,225,635
Bundesrepublik Deutschland, 4.75%, 7/4/40	EUR	1,120,000	2,574,254
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	3,965,000	7,063,799
			11,863,688
Ireland — 0.4%
Ireland Government Bond, 3.40%, 3/18/24	EUR	2,520,000	3,505,540
Italy — 6.0%
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	22,750,000	26,580,602

Italy Buoni Poliennali Del Tesoro, 0.45%, 6/1/21	EUR	6,920,000	7,802,487
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	10,135,000	12,244,287
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	4,950,000	8,649,918
			55,277,294
Japan — 24.5%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	5,282,400,000	55,332,903
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	2,968,600,000	31,302,530
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,352,250,000	33,337,021
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,948,500,000	41,382,636
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	432,000,000	5,598,919
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	4,658,150,000	56,486,384
			223,440,393
Malaysia — 0.3%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	11,300,000	2,834,376
Mexico — 0.6%
Mexican Bonos, 6.50%, 6/9/22	MXN	93,500,000	5,175,706
Netherlands — 0.8%
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	2,900,000	3,408,961
Netherlands Government Bond, 3.75%, 1/15/42(1)	EUR	1,725,000	3,559,585
			6,968,546
New Zealand — 0.3%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	3,260,000	2,547,028
Norway — 5.0%
Norway Government Bond, 4.25%, 5/19/17(1)	NOK	24,590,000	3,001,026
Norway Government Bond, 3.75%, 5/25/21(1)	NOK	309,600,000	42,270,312
			45,271,338
Poland — 0.2%
Poland Government Bond, 4.00%, 10/25/23	PLN	7,730,000	2,155,852
Portugal — 1.9%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(1)	EUR	15,095,000	17,093,114
Singapore — 0.9%
Singapore Government Bond, 2.375%, 4/1/17	SGD	6,150,000	4,635,625
Singapore Government Bond, 3.125%, 9/1/22	SGD	4,220,000	3,454,749
			8,090,374
South Africa — 0.5%
South Africa Government Bond, 7.75%, 2/28/23	ZAR	65,736,000	4,587,121
Spain — 3.7%
Spain Government Bond, 4.30%, 10/31/19(1)	EUR	12,310,000	15,708,323
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	11,070,000	13,149,855
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	2,560,000	4,800,849
			33,659,027
Sweden — 0.8%
Sweden Government Bond, 4.25%, 3/12/19	SEK	28,800,000	3,802,796
Sweden Government Bond, 3.50%, 6/1/22	SEK	25,100,000	3,606,085
			7,408,881
Switzerland — 0.9%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	4,050,000	4,775,027
Switzerland Government Bond, 2.50%, 3/8/36	CHF	2,265,000	3,624,949
			8,399,976
Thailand — 0.3%
Thailand Government Bond, 3.85%, 12/12/25	THB	90,200,000	2,980,166
Turkey — 0.1%
Turkey Government Bond, 8.00%, 3/12/25	TRY	4,500,000	1,370,341

United Kingdom — 5.6%
United Kingdom Gilt, 5.00%, 3/7/25	GBP	7,900,000	14,318,065
United Kingdom Gilt, 4.25%, 6/7/32	GBP	800,000	1,524,513
United Kingdom Gilt, 4.25%, 3/7/36	GBP	6,995,000	13,824,496
United Kingdom Gilt, 4.50%, 12/7/42	GBP	3,910,000	8,511,996
United Kingdom Gilt, 4.25%, 12/7/55	GBP	5,335,000	13,153,840
			51,332,910
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $607,586,426)			644,563,747
CORPORATE BONDS — 21.0%
Canada — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		$650,000	671,125
France — 2.0%
AXA SA, 7.125%, 12/15/20	GBP	2,000,000	3,242,890
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	2,900,000	3,359,097
BPCE SA, 4.625%, 7/18/23	EUR	2,000,000	2,664,248
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	2,000,000	2,240,658
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,500,000	2,595,795
Engie SA, VRN, 4.75%, 7/10/21	EUR	1,700,000	2,160,970
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	1,760,000	2,100,907
			18,364,565
Germany — 2.5%
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	2,800,000	3,501,692
Bayer AG, VRN, 2.375%, 10/2/22	EUR	1,600,000	1,713,805
Commerzbank AG, MTN, 7.75%, 3/16/21	EUR	2,500,000	3,403,282
Deutsche Bank AG, MTN, 4.50%, 5/19/26	EUR	1,700,000	1,831,789
KFW, 3.875%, 1/21/19	EUR	2,890,000	3,581,164
KFW, MTN, 4.625%, 1/4/23	EUR	4,415,000	6,553,573
RWE AG, VRN, 7.00%, 3/20/19	GBP	2,000,000	2,681,815
			23,267,120
Ireland — 0.7%
Aquarius & Investments plc for Zurich Insurance Co. Ltd., MTN, VRN, 4.25%, 10/2/23	EUR	1,200,000	1,503,599
GE Capital European Funding Unlimited Co., MTN, 5.375%, 1/23/20	EUR	3,960,000	5,256,426
			6,760,025
Italy — 0.9%
Assicurazioni Generali SpA, MTN, 4.125%, 5/4/26	EUR	2,000,000	2,395,435
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	2,000,000	2,686,169
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	1,940,000	2,268,346
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20	EUR	1,000,000	1,168,444
			8,518,394
Luxembourg — 1.6%
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	5,190,000	6,660,768
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	4,260,000	5,604,738
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	1,830,000	2,859,654
			15,125,160
Netherlands — 1.5%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	1,500,000	2,171,715
Cooperatieve Rabobank UA, MTN, 4.375%, 6/7/21	EUR	4,000,000	5,375,504
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	2,000,000	2,439,305
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)		$750,000	774,375
Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	700,000	840,136
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	1,500,000	1,784,879
			13,385,914

Spain — 0.2%
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	1,700,000	1,868,742
Supranational — 3.8%
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	830,000,000	10,507,470
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	5,100,000	6,742,834
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	4,950,000	7,766,440
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	7,480,000	9,369,905
			34,386,649
Switzerland — 0.3%
Credit Suisse AG, VRN, 5.75%, 9/18/20	EUR	2,000,000	2,425,126
United Kingdom — 2.9%
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	1,600,000	1,738,928
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	2,640,000	3,973,929
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/25	GBP	1,740,000	2,655,296
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	1,500,000	2,589,375
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	2,000,000	2,661,923
Royal Bank of Scotland Group plc, MTN, VRN, 3.625%, 3/25/19	EUR	1,500,000	1,662,075
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	1,940,000	3,052,468
SSE plc, VRN, 2.375%, 4/1/21	EUR	2,200,000	2,391,038
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	1,800,000	2,058,344
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	1,940,000	2,222,143
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)		$1,360,000	1,363,400
			26,368,919
United States — 4.5%
AES Corp., 4.875%, 5/15/23		940,000	954,100
Ally Financial, Inc., 4.625%, 3/30/25		440,000	452,650
Ashland, Inc., 4.75%, 8/15/22		900,000	937,125
AT&T, Inc., 3.375%, 3/15/34	EUR	1,000,000	1,389,535
Ball Corp., 4.00%, 11/15/23		940,000	957,625
Calpine Corp., 5.875%, 1/15/24(1)		940,000	994,050
Calpine Corp., 5.75%, 1/15/25		940,000	942,350
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		1,240,000	1,294,250
CIT Group, Inc., 5.00%, 8/15/22		1,360,000	1,434,800
Concho Resources, Inc., 6.50%, 1/15/22		500,000	511,250
Concho Resources, Inc., 5.50%, 4/1/23		400,000	397,000
Constellation Brands, Inc., 3.875%, 11/15/19		1,360,000	1,441,940
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,360,000	1,412,700
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24		1,360,000	1,406,464
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24(1)		500,000	538,754
First Data Corp., 5.00%, 1/15/24(1)		600,000	606,750
Frontier Communications Corp., 8.50%, 4/15/20		500,000	539,875
Frontier Communications Corp., 11.00%, 9/15/25		500,000	536,250
General Motors Co., 5.00%, 4/1/35		1,360,000	1,442,183
General Motors Financial Co., Inc., 3.25%, 5/15/18		1,360,000	1,396,282
GLP Capital LP / GLP Financing II, Inc., 4.375%, 4/15/21		150,000	156,563
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	1,350,000	2,049,936
Hanesbrands, Inc., 4.625%, 5/15/24(1)		$500,000	515,000
HCA, Inc., 3.75%, 3/15/19		1,410,000	1,466,400
International Lease Finance Corp., 6.25%, 5/15/19		1,360,000	1,494,817
Lennar Corp., 4.75%, 4/1/21		910,000	962,325
MPLX LP, 4.875%, 12/1/24(1)		730,000	724,366
Newfield Exploration Co., 5.75%, 1/30/22		1,360,000	1,360,000

Spectrum Brands, Inc., 5.75%, 7/15/25		630,000	685,125
Sprint Communications, Inc., 9.00%, 11/15/18(1)		940,000	1,022,250
Steel Dynamics, Inc., 6.125%, 8/15/19		1,360,000	1,404,268
Tenet Healthcare Corp., 4.375%, 10/1/21		400,000	401,000
Tenneco, Inc., 5.00%, 7/15/26		750,000	768,750
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		1,360,000	1,451,800
United Rentals North America, Inc., 4.625%, 7/15/23		1,360,000	1,392,300
Universal Health Services, Inc., 4.75%, 8/1/22(1)		940,000	970,550
VEREIT Operating Partnership LP, 4.875%, 6/1/26		250,000	263,438
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	1,800,000	2,187,945
Western Digital Corp., 7.375%, 4/1/23(1)		$500,000	545,625
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		1,360,000	1,421,200
			40,829,591
TOTAL CORPORATE BONDS (Cost $196,752,721)			191,971,330
TEMPORARY CASH INVESTMENTS — 7.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $65,591,100), at 0.10%, dated 7/29/16, due 8/1/16 (Delivery value $64,300,536)			64,300,000
State Street Institutional U.S. Government Money Market Fund, Premier Class		11,531	11,531
U.S. Treasury Bills, 0.42%, 8/11/16(2)(3)		2,800,000	2,799,888
TOTAL TEMPORARY CASH INVESTMENTS (Cost $67,111,211)			67,111,419
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $871,450,358)			903,646,496
OTHER ASSETS AND LIABILITIES — 1.0%			9,394,551
TOTAL NET ASSETS — 100.0%			$913,041,047

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,456,482	USD	1,048,900	UBS AG	9/21/16	56,228
AUD	11,116,151	USD	8,296,995	UBS AG	9/21/16	137,558
AUD	918,327	USD	683,166	UBS AG	9/21/16	13,629
AUD	11,116,151	USD	8,387,625	UBS AG	9/21/16	46,928
AUD	2,241,016	USD	1,673,815	UBS AG	9/21/16	26,591
USD	2,493,680	AUD	3,358,740	UBS AG	9/21/16	(54,817)
USD	2,202,518	AUD	2,896,891	UBS AG	9/21/16	4,457
USD	8,381,166	AUD	11,116,151	UBS AG	9/21/16	(53,386)
CAD	826,767	USD	645,251	JPMorgan Chase Bank N.A.	9/21/16	(11,859)
USD	8,822,904	CAD	11,566,298	JPMorgan Chase Bank N.A.	9/21/16	(38,120)
USD	1,471,985	CAD	1,908,270	JPMorgan Chase Bank N.A.	9/21/16	10,046
USD	1,869,709	CAD	2,445,061	JPMorgan Chase Bank N.A.	9/21/16	(3,470)
CHF	2,589,321	USD	2,627,205	UBS AG	9/21/16	51,621
CHF	2,484,450	USD	2,536,080	UBS AG	9/21/16	34,251
USD	2,632,034	CHF	2,600,068	UBS AG	9/21/16	(57,911)
CLP	1,143,696,882	USD	1,725,033	UBS AG	9/21/16	13,628
USD	3,267,860	CLP	2,281,619,506	UBS AG	9/21/16	(200,685)
USD	1,727,710	CLP	1,149,445,268	UBS AG	9/21/16	(19,690)
COP	8,117,612,597	USD	2,562,782	UBS AG	9/21/16	53,958
USD	367,598	CZK	8,897,080	UBS AG	9/21/16	(1,018)
DKK	7,592,924	USD	1,142,729	UBS AG	9/21/16	866
EUR	581,631	USD	659,717	JPMorgan Chase Bank N.A.	9/21/16	(8,109)
EUR	634,413	USD	724,065	JPMorgan Chase Bank N.A.	9/21/16	(13,324)
EUR	1,900,367	USD	2,165,586	JPMorgan Chase Bank N.A.	9/21/16	(36,580)
EUR	725,079	USD	826,593	JPMorgan Chase Bank N.A.	9/21/16	(14,277)
EUR	33,834,977	USD	37,869,121	JPMorgan Chase Bank N.A.	9/21/16	36,637

EUR	4,794,919	USD	5,431,037	JPMorgan Chase Bank N.A.	9/21/16	(59,228)
EUR	10,873,971	USD	12,379,635	JPMorgan Chase Bank N.A.	9/21/16	(197,386)
EUR	3,095,867	USD	3,425,363	JPMorgan Chase Bank N.A.	9/21/16	42,976
EUR	15,570,237	USD	17,297,209	JPMorgan Chase Bank N.A.	9/21/16	146,326
EUR	58,498	USD	65,368	JPMorgan Chase Bank N.A.	9/21/16	168
EUR	1,691,294	USD	1,889,529	JPMorgan Chase Bank N.A.	9/21/16	5,250
EUR	6,595,869	USD	7,315,300	JPMorgan Chase Bank N.A.	9/21/16	74,136
EUR	7,914,254	USD	8,761,634	JPMorgan Chase Bank N.A.	9/21/16	104,807
EUR	931,944	USD	1,035,073	JPMorgan Chase Bank N.A.	9/21/16	8,996
EUR	1,761,822	USD	1,963,234	JPMorgan Chase Bank N.A.	9/21/16	10,558
EUR	1,142,990	USD	1,260,473	JPMorgan Chase Bank N.A.	9/21/16	20,033
USD	19,283,635	EUR	17,256,991	JPMorgan Chase Bank N.A.	9/21/16	(49,594)
USD	1,974,363	EUR	1,729,505	JPMorgan Chase Bank N.A.	9/21/16	36,777
USD	2,081,260	EUR	1,864,594	JPMorgan Chase Bank N.A.	9/21/16	(7,669)
USD	3,296,834	EUR	2,974,811	JPMorgan Chase Bank N.A.	9/21/16	(35,885)
USD	4,111,166	EUR	3,705,840	JPMorgan Chase Bank N.A.	9/21/16	(40,534)
USD	1,661,028	EUR	1,482,654	JPMorgan Chase Bank N.A.	9/21/16	(9)
USD	2,848,145	EUR	2,504,196	JPMorgan Chase Bank N.A.	9/21/16	42,662
USD	5,562,080	EUR	5,020,123	JPMorgan Chase Bank N.A.	9/21/16	(62,028)
USD	1,154,308	EUR	1,042,596	JPMorgan Chase Bank N.A.	9/21/16	(13,726)
USD	1,053,845	EUR	925,871	Morgan Stanley	9/21/16	16,580
USD	654,223	EUR	589,529	UBS AG	9/21/16	(6,234)
GBP	1,074,578	USD	1,425,961	Morgan Stanley	9/21/16	(2,603)
GBP	4,010,145	USD	5,793,737	UBS AG	9/21/16	(482,004)
USD	1,028,523	GBP	774,871	UBS AG	9/21/16	2,150
USD	2,183,792	GBP	1,660,527	UBS AG	9/21/16	(15,698)
USD	763,563	GBP	575,243	UBS AG	9/21/16	1,612
HKD	2,026,508	USD	261,137	JPMorgan Chase Bank N.A.	9/21/16	225
HUF	514,728,437	USD	1,834,254	JPMorgan Chase Bank N.A.	9/21/16	16,124
USD	1,771,168	HUF	490,241,653	JPMorgan Chase Bank N.A.	9/21/16	8,817
USD	1,860,424	HUF	531,039,466	JPMorgan Chase Bank N.A.	9/21/16	(48,590)
IDR	11,787,075,886	USD	896,015	UBS AG	9/21/16	(2,140)
IDR	35,182,047,670	USD	2,665,307	UBS AG	9/21/16	2,729
INR	175,819,891	USD	2,570,091	UBS AG	9/21/16	45,605
JPY	165,923,603	USD	1,567,239	Credit Suisse AG	9/21/16	61,945
JPY	6,156,474,383	USD	56,770,686	JPMorgan Chase Bank N.A.	9/21/16	3,679,020
JPY	167,890,930	USD	1,567,053	JPMorgan Chase Bank N.A.	9/21/16	81,448
JPY	105,629,016	USD	995,945	JPMorgan Chase Bank N.A.	9/21/16	41,214
JPY	67,702,529	USD	673,478	JPMorgan Chase Bank N.A.	9/21/16	(8,715)
JPY	239,549,812	USD	2,300,643	JPMorgan Chase Bank N.A.	9/21/16	51,469
JPY	486,254,969	USD	4,773,055	JPMorgan Chase Bank N.A.	9/21/16	1,426
JPY	546,431,634	USD	5,327,163	JPMorgan Chase Bank N.A.	9/21/16	38,186
JPY	170,209,844	USD	1,664,165	JPMorgan Chase Bank N.A.	9/21/16	7,105
JPY	283,911,438	USD	2,691,045	JPMorgan Chase Bank N.A.	9/21/16	96,648
JPY	183,085,365	USD	1,823,441	JPMorgan Chase Bank N.A.	9/21/16	(25,747)
JPY	436,895,427	USD	4,271,074	JPMorgan Chase Bank N.A.	9/21/16	18,751
USD	1,404,878	JPY	149,960,883	JPMorgan Chase Bank N.A.	9/21/16	(67,571)
USD	3,146,642	JPY	323,998,687	JPMorgan Chase Bank N.A.	9/21/16	(34,664)
USD	902,593	JPY	92,294,974	JPMorgan Chase Bank N.A.	9/21/16	(3,641)
USD	932,702	JPY	97,215,533	JPMorgan Chase Bank N.A.	9/21/16	(21,846)
USD	4,907,226	JPY	517,065,074	JPMorgan Chase Bank N.A.	9/21/16	(169,776)
USD	3,239,319	JPY	329,069,128	JPMorgan Chase Bank N.A.	9/21/16	8,227
USD	2,801,603	JPY	295,308,886	JPMorgan Chase Bank N.A.	9/21/16	(98,000)

USD	369,186	JPY	39,049,342	JPMorgan Chase Bank N.A.	9/21/16	(14,235)
USD	1,422,479	JPY	151,624,027	JPMorgan Chase Bank N.A.	9/21/16	(66,300)
USD	536,716	JPY	56,794,008	JPMorgan Chase Bank N.A.	9/21/16	(20,938)
USD	1,475,566	JPY	150,687,936	JPMorgan Chase Bank N.A.	9/21/16	(4,021)
USD	2,415,710	JPY	250,736,946	JPMorgan Chase Bank N.A.	9/21/16	(46,247)
KRW	21,985,499,891	USD	18,472,105	UBS AG	9/21/16	1,283,288
USD	678,531	KRW	771,489,776	UBS AG	9/21/16	(14,702)
USD	2,693,684	KRW	3,134,101,708	UBS AG	9/21/16	(122,509)
MXN	91,601,006	USD	4,857,617	JPMorgan Chase Bank N.A.	9/21/16	2,255
MXN	34,628,098	USD	1,875,693	JPMorgan Chase Bank N.A.	9/21/16	(38,506)
MYR	10,937,492	USD	2,676,166	UBS AG	9/21/16	33,849
MYR	11,097,720	USD	2,747,300	UBS AG	9/21/16	2,415
USD	1,033,864	MYR	4,310,181	UBS AG	9/21/16	(34,082)
USD	2,776,344	MYR	11,049,018	UBS AG	9/21/16	38,696
USD	39,563,074	NOK	329,892,737	JPMorgan Chase Bank N.A.	9/21/16	459,618
USD	1,046,197	NOK	8,804,377	JPMorgan Chase Bank N.A.	9/21/16	2,581
USD	988,533	NOK	8,424,036	JPMorgan Chase Bank N.A.	9/21/16	(10,000)
USD	1,132,018	NOK	9,413,522	JPMorgan Chase Bank N.A.	9/21/16	16,197
USD	4,171,572	NOK	35,459,919	JPMorgan Chase Bank N.A.	9/21/16	(31,629)
NZD	2,590,268	USD	1,883,146	UBS AG	9/21/16	(16,673)
USD	1,799,195	NZD	2,656,344	UBS AG	9/21/16	(114,890)
USD	919,940	PHP	43,462,584	UBS AG	9/21/16	(2,279)
USD	2,654,275	PHP	124,007,706	UBS AG	9/21/16	22,993
PLN	6,728,428	USD	1,721,046	JPMorgan Chase Bank N.A.	9/21/16	3,483
USD	690,426	PLN	2,721,164	JPMorgan Chase Bank N.A.	9/21/16	(7,021)
USD	1,715,492	PLN	6,871,476	JPMorgan Chase Bank N.A.	9/21/16	(45,701)
RUB	57,056,891	USD	871,763	UBS AG	9/21/16	(18,146)
RUB	81,439,278	USD	1,197,989	UBS AG	9/21/16	20,408
RUB	57,125,650	USD	877,506	UBS AG	9/21/16	(22,861)
RUB	61,962,330	USD	947,581	UBS AG	9/21/16	(20,575)
USD	847,411	RUB	57,327,325	UBS AG	9/21/16	(10,252)
SEK	3,108,272	USD	374,999	UBS AG	9/21/16	(10,853)
SEK	23,134,697	USD	2,697,955	UBS AG	9/21/16	12,361
USD	3,209,732	SEK	27,363,399	UBS AG	9/21/16	4,007
SGD	3,834,201	USD	2,827,113	JPMorgan Chase Bank N.A.	9/21/16	31,642
USD	7,741,868	SGD	10,682,230	JPMorgan Chase Bank N.A.	9/21/16	(222,730)
THB	38,804,661	USD	1,087,361	UBS AG	9/21/16	25,660
THB	94,776,570	USD	2,690,605	UBS AG	9/21/16	27,840
THB	25,573,538	USD	732,137	UBS AG	9/21/16	1,381
TRY	3,277,988	USD	1,095,365	JPMorgan Chase Bank N.A.	9/21/16	(10,938)
TRY	5,023,295	USD	1,711,281	JPMorgan Chase Bank N.A.	9/21/16	(49,471)
USD	1,654,536	TRY	4,997,526	JPMorgan Chase Bank N.A.	9/21/16	1,251
USD	2,650,605	TWD	85,548,292	UBS AG	9/21/16	(45,130)
USD	890,500	TWD	28,440,354	UBS AG	9/21/16	(5,691)
ZAR	27,365,437	USD	1,795,632	JPMorgan Chase Bank N.A.	9/21/16	156,454
ZAR	25,121,582	USD	1,734,317	JPMorgan Chase Bank N.A.	9/21/16	57,706
USD	1,403,762	ZAR	21,900,098	JPMorgan Chase Bank N.A.	9/21/16	(158,459)
USD	1,829,372	ZAR	27,075,617	JPMorgan Chase Bank N.A.	9/21/16	(102,040)
						4,129,040

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
943	Euro-Schatz	September 2016	118,099,824	183,802
10	Korean Treasury 10-Year Bonds	September 2016	1,193,590	22,997
			119,293,414	206,799

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
285	Euro-Bobl	September 2016	42,591,290	(377,161)
112	U.S. Treasury 5-Year Notes	September 2016	13,665,750	(225,018)
104	U.S. Treasury 10-Year Notes	September 2016	13,836,875	(382,046)
8	U.S. Treasury Long Bonds	September 2016	1,395,500	(92,768)
			71,489,415	(1,076,993)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	9,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79	8/27/25	(189,849)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $135,602,608, which represented 14.9% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $702,971.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	644,563,747	—
Corporate Bonds	—	191,971,330	—
Temporary Cash Investments	11,531	67,099,888	—
	11,531	903,634,965	—
Other Financial Instruments
Futures Contracts	—	206,799	—
Forward Foreign Currency Exchange Contracts	—	7,362,453	—
	—	7,569,252	—

Liabilities
Other Financial Instruments
Futures Contracts	699,832	377,161	—
Swap Agreements	—	189,849	—
Forward Foreign Currency Exchange Contracts	—	3,233,413	—
	699,832	3,800,423	—

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$872,475,436
Gross tax appreciation of investments	$51,666,098
Gross tax depreciation of investments	(20,495,038)
Net tax appreciation (depreciation) of investments	$31,171,060

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 27, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 27, 2016